UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03940

BNY Mellon Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/2019

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Global Stock Fund

BNY Mellon International Stock Fund

BNY Mellon Select Managers Small Cap Value Fund

BNY Mellon U.S. Equity Fund

FORM N-CSR

Item 1.          Reports to Stockholders.

BNY Mellon Global Stock Fund

SEMIANNUAL REPORT May 31, 2019

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Global Stock Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for, BNY Mellon Global Stock Fund (formerly, Global Stock Fund), covering the six-month period from December 1, 2018 through May 31, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equity markets experienced a sharp sell-off in December 2018, triggered in part by heightened concerns over rising interest rates, trade tensions and slowing global growth. The slump largely erased prior gains on U.S. indices, while losses deepened in international markets. In December, it appeared that the U.S. Federal Reserve (the “Fed”) would maintain its hawkish stance on monetary policy. However, comments made by the Fed in January indicated that it would slow the pace of interest-rate increases, and this helped stimulate a rebound across equity markets that continued through much of the reporting period. However, in May, escalating trade tensions once again disrupted equity market progress, causing stock prices to pull back.

At the end of 2018, equity volatility and global growth concerns triggered a flight to quality in many areas of the bond market, raising Treasury prices and flattening the yield curve. After encouraging comments by the Fed in January, fixed-income markets rallied. Bond prices benefited from falling rates through the end of the period.

We remain positive on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
June 17, 2019

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2018 through May 31, 2019, as provided by Charlie Macquaker, Roy Leckie, and Jane Henderson, the three members of the Investment Executive at Walter Scott & Partners Limited (WS), Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended May 31, 2019, BNY Mellon Global Stock Fund’s (formerly, Global Stock Fund) Class A shares achieved a total return of 4.25%, Class C shares returned 3.86%, Class I shares returned 4.36%, and Class Y shares returned 4.43%.1 For the same period, the fund’s benchmark, the MSCI World Index (the “Index”), achieved a total return of 1.40%.2

Global equities advanced despite volatility during the reporting period, bolstered by supportive central bank policy. Effective stock selection, particularly in the U.S. and Europe ex-UK markets, and within the health care and consumer staples sectors, contributed to the fund outperforming the Index.

The Fund’s Investment Approach

The fund seeks long-term total return. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks. The fund’s investments will be focused on companies located in developed markets. The fund ordinarily invests in at least three countries and is not geographically limited in its investment selection but, at times, may invest a substantial portion of its assets in a single country. The fund may invest in the securities of companies of any market capitalization. Walter Scott seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable growth. Walter Scott focuses on individual stock selection, building the fund’s portfolio from the bottom up through extensive fundamental research. The investment process begins with the screening of reported company financials. Companies that meet certain broad absolute and trend criteria are candidates for more detailed financial analysis. The fund’s Investment Team collectively reviews and selects those stocks that meet Walter Scott’s criteria and where the expected growth rate is combined with a reasonable valuation for the underlying equity. Geographic and sector allocations are the result of, not part of, the investment process, because the Investment Team’s sole focus is on the analysis of and investment in individual companies.

Markets Pivot on Central Bank and Trade Activity

Markets experienced periodic volatility over the six months but gained ground over the reporting period as a whole. In December, many equity markets felt pressure from slowing global growth, escalating trade issues between the United States and China, Brexit difficulties, and additional geopolitical issues elsewhere in Europe and the emerging markets. Renewed articulation of hawkish narratives by U.S. Federal Reserve (“Fed”) officials alarmed investors and stoked volatility. In December, equities reached new lows for the year, as economic and political news continued to unnerve investors. Investors also feared the European Central Bank (ECB) would proceed with its plan to conclude stimulus measures in January, despite moderating growth rates.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

January marked a turnaround in markets. Talk of a potential trade deal between the U.S. and China helped fuel investor optimism, as equity prices recovered. The ECB announced it would provide additional stimulus to support the eurozone economy. China also announced plans to stoke its slowing economic growth rate, bolstering prospects for businesses in Japan, its largest trading partner. At its first meeting of the year, the Fed emphasized its focus on data as a primary driver for rate-hike decisions, and its ability to suspend additional rate increases when the data is not supportive. These sentiments reassured investors of central bankers’ commitments to support flagging growth. In addition, the continued delay of a Brexit resolution has given businesses located in the United Kingdom (UK) time to change their locations and business models in order to mitigate the negative effects of a hard Brexit. The market rebound continued throughout the first several months of 2019. However, renewed trade disputes in May caused equity markets to pull back again.

Stock Selection Buoyed Fund Results

The fund’s positive results compared to the Index stemmed from the success of our security selection. Stock picks within the health care and consumer staples sectors, as well as among companies within the U.S. and Europe ex-UK markets, were particularly additive. Underweight exposure to the financials sector and an overweight to information technology also helped relative results. Luxury goods company LVMH Moët Hennessy Louis Vuitton benefited from strong consumer demand, stemming in part from a growing Chinese middle class. Its stock price rose throughout much of the period, and it was a top contributor to relative results. Information technology company Mastercard was also among the top overall contributors to portfolio performance. The payment processing company enjoyed high demand for its services, leading to favorable earnings results. Hong Kong-based financial company AIA Group also contributed to overall results for the period. Increased demand for its life insurance products in Asian markets has led to revenue growth, bolstering the company’s stock price.

Conversely, stock selection within the energy sector detracted from relative returns, as did underweight exposure to real estate and communication services companies. Top individual detractors included energy companies EOG Resources and Schlumberger, and clothing retailer Inditex. U.S.-based energy companies EOG Resources and Schlumberger were buffeted by shifts in oil prices during the period. Concerns regarding future demand for oil also continue to weigh on the industry as a whole. Despite arguably best-in-class results, clothing retailer Inditex came under pressure as the market continued to worry about online competition. It remains a core holding.

Maintaining a Company-by-Company Approach

Although we do not manage the fund’s investments in response to macroeconomic trends, it is worth noting that we believe the ongoing rivalry between the U.S. and China, playing out against the backdrop of uncertain economic times, will likely lead to continued periods of volatility in the markets. As we transition to a slower growth environment, it is hard to see central banks shifting away from an accommodative monetary policy. We are mindful of earnings compression resulting from weaker demand and rising costs at a time of already elevated equity market valuations.

In that context, our focus remains very much unchanged. We must continue to identify and invest in market-leading, financially robust companies with the strategic strengths and vision

4

to generate meaningful returns over the long term. Our distinctly long-term lens allows us to focus on the underlying strengths and opportunities of a business. Not only does that approach mean we waste very little time trying to second-guess short-term market moves, but it ensures we are invested in companies that have the attributes we believe are needed to succeed, regardless of the external environment in which they operate. We will continue to look for opportunities that benefit investors, capturing gains when the market rallies and adding to fundamentally strong companies when the market pulls back.

June 17, 2019

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets. It reflects reinvestment of net dividends and, where applicable, capital gain distributions. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Global Stock Fund from December 1, 2018 to May 31, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2019
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.11	$9.91	$5.04	$4.54
Ending value (after expenses)	$1,042.50	$1,038.60	$1,043.60	$1,044.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2019
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.04	$9.80	$4.99	$4.48
Ending value (after expenses)	$1,018.95	$1,015.21	$1,020.00	$1,020.49

† Expenses are equal to the fund’s annualized expense ratio of 1.20% for Class A, 1.95% for Class C, .99% for Class I and .89% for Class Y, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
May 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.9%
Australia - 1.9%
CSL	169,700		24,137,513
Canada - 2.2%
Alimentation Couche Tard, Cl. B	449,300		27,574,308
China - 2.0%
CNOOC	15,260,000		24,808,672
Denmark - 1.8%
Novo Nordisk, Cl. B	491,500		23,165,809
Finland - 1.0%
Kone, Cl. B	235,400		12,818,212
France - 4.4%
L'Oreal	102,400		27,481,229
LVMH Moet Hennessy Louis Vuitton	76,800		29,098,577
			56,579,806
Hong Kong - 5.2%
AIA Group	3,621,800		33,930,419
CLP Holdings	1,301,000		14,708,268
Hong Kong & China Gas	8,092,466		17,861,838
			66,500,525
Japan - 6.9%
FANUC	96,300		16,233,598
Keyence	63,214		35,458,550
Shin-Etsu Chemical	276,900		22,939,232
SMC	41,500		13,542,274
			88,173,654
Spain - 1.7%
Industria de Diseno Textil	801,500		21,519,602
Switzerland - 8.0%
Alcon	53,480	[a]	3,110,253
Nestle	295,000		29,298,646
Novartis	267,400		22,965,102
Roche Holding	92,300		24,221,482
SGS	8,700		21,980,225
			101,575,708
Taiwan - 2.1%
Taiwan Semiconductor Manufacturing, ADR	692,000	[a]	26,538,200
United Kingdom - 8.3%
Compass Group	1,127,884		25,520,634
Experian	986,500		29,816,929
Linde	140,000		25,277,000

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.9% (continued)
United Kingdom - 8.3% (continued)
Reckitt Benckiser Group	306,700		24,634,783
			105,249,346
United States - 51.4%
Adobe	114,700	[a]	31,072,230
Alphabet, Cl. C	26,297	[a]	29,022,158
Amphenol, Cl. A	277,500		24,142,500
Automatic Data Processing	174,900		28,004,988
Booking Holdings	14,410	[a]	23,866,130
Cerner	419,400		29,345,418
Cisco Systems	523,700		27,248,111
Cognizant Technology Solutions, Cl. A	371,700		23,019,381
Colgate-Palmolive	358,100		24,930,922
Edwards Lifesciences	149,800	[a]	25,570,860
EOG Resources	292,500		23,949,900
Fastenal	930,000		28,448,700
Gilead Sciences	262,000		16,309,500
Intuitive Surgical	50,200	[a]	23,335,470
IPG Photonics	92,700	[a]	11,603,259
Johnson & Johnson	186,200		24,420,130
Mastercard, Cl. A	142,900		35,937,921
Microsoft	258,000		31,909,440
NIKE, Cl. B	294,000		22,679,160
Oracle	485,300		24,556,180
Schlumberger	351,600		12,197,004
Starbucks	391,116		29,748,283
Stryker	147,800		27,082,872
The TJX Companies	499,700		25,129,913
Walt Disney	221,500		29,246,860
Waters	106,900	[a]	21,455,899
			654,233,189
Total Common Stocks (cost $696,063,059)			1,232,874,544

8

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 2.7%
Registered Investment Companies - 2.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $34,501,277)	2.40	34,501,277	[b]	34,501,277
Total Investments (cost $730,564,336)		99.6%		1,267,375,821
Cash and Receivables (Net)		.4%		5,156,942
Net Assets		100.0%		1,272,532,763

ADR—American Depository Receipt

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals Biotechnology & Life Sciences	12.3
Software & Services	11.5
Health Care Equipment & Services	8.5
Capital Goods	7.5
Commercial & Professional Services	6.3
Household & Personal Products	6.0
Technology Hardware & Equipment	5.8
Retailing	5.5
Energy	4.8
Media & Entertainment	4.6
Consumer Services	4.3
Consumer Durables & Apparel	4.1
Materials	3.8
Investment Companies	2.7
Insurance	2.7
Utilities	2.6
Food, Beverage & Tobacco	2.3
Food & Staples Retailing	2.2
Semiconductors & Semiconductor Equipment	2.1
99.6

† Based on net assets.

See notes to financial statements.

9

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 11/30/18 ($)	Purchases($)	Sales($)	Value 5/31/19($)	Net Assets(%)	Dividends/ Distributions($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund	23,177,506	134,225,337	122,901,566	34,501,277	2.7	349,297

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	696,063,059	1,232,874,544
Affiliated issuers	34,501,277	34,501,277
Tax reclaim receivable		2,654,751
Dividends and interest receivable		2,033,886
Receivable for shares of Common Stock subscribed		1,831,528
Prepaid expenses		60,049
		1,273,956,035
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		986,980
Payable for shares of Common Stock redeemed		124,461
Unrealized depreciation on foreign currency transactions		37,745
Directors fees and expenses payable		22,696
Accrued expenses		251,390
		1,423,272
Net Assets ($)		1,272,532,763
Composition of Net Assets ($):
Paid-in capital		696,953,819
Total distributable earnings (loss)		575,578,944
Net Assets ($)		1,272,532,763

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	31,035,746	11,666,807	874,879,319	354,950,891
Shares Outstanding	1,510,215	586,017	41,952,072	17,044,427
Net Asset Value Per Share ($)	20.55	19.91	20.85	20.83

See notes to financial statements.

11

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2019 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $935,836 foreign taxes withheld at source):
Unaffiliated issuers	11,960,837
Affiliated issuers	349,297
Total Income	12,310,134
Expenses:
Management fee—Note 3(a)	5,346,278
Shareholder servicing costs—Note 3(c)	485,849
Directors’ fees and expenses—Note 3(d)	68,424
Registration fees	53,936
Distribution fees—Note 3(b)	43,003
Custodian fees—Note 3(c)	32,086
Professional fees	30,842
Loan commitment fees—Note 2	12,691
Prospectus and shareholders’ reports	9,743
Interest expense—Note 2	3,184
Miscellaneous	24,937
Total Expenses	6,110,973
Investment Income—Net	6,199,161
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	32,621,657
Net realized gain (loss) on forward foreign currency exchange contracts	47,792
Net Realized Gain (Loss)	32,669,449
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	11,744,174
Net Realized and Unrealized Gain (Loss) on Investments	44,413,623
Net Increase in Net Assets Resulting from Operations	50,612,784

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018
Operations ($):
Investment income—net	6,199,161	9,896,253
Net realized gain (loss) on investments	32,669,449	66,337,018
Net unrealized appreciation (depreciation) on investments	11,744,174	(1,553,679)
Net Increase (Decrease) in Net Assets Resulting from Operations	50,612,784	74,679,592
Distributions ($):
Distributions to shareholders:
Class A	(1,799,691)	(1,955,958)
Class C	(640,910)	(813,025)
Class I	(51,481,375)	(67,086,813)
Class Y	(22,311,843)	(26,820,605)
Total Distributions	(76,233,819)	(96,676,401)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	6,023,057	6,806,536
Class C	1,280,151	1,267,328
Class I	108,033,933	96,404,757
Class Y	21,647,921	22,873,279
Distributions reinvested:
Class A	1,638,465	1,751,194
Class C	556,100	677,592
Class I	50,175,551	65,070,306
Class Y	12,366,588	14,346,019
Cost of shares redeemed:
Class A	(5,310,065)	(4,167,162)
Class C	(982,104)	(3,825,259)
Class I	(124,256,982)	(189,562,441)
Class Y	(30,738,036)	(27,820,801)
Increase (Decrease) in Net Assets from Capital Stock Transactions	40,434,579	(16,178,652)
Total Increase (Decrease) in Net Assets	14,813,544	(38,175,461)
Net Assets ($):
Beginning of Period	1,257,719,219	1,295,894,680
End of Period	1,272,532,763	1,257,719,219

13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018
Capital Share Transactions (Shares):
Class Aa, b
Shares sold	291,592	323,340
Shares issued for distributions reinvested	88,902	87,081
Shares redeemed	(263,181)	(200,912)
Net Increase (Decrease) in Shares Outstanding	117,313	209,509
Class Cb
Shares sold	65,995	62,387
Shares issued for distributions reinvested	31,050	34,553
Shares redeemed	(50,375)	(186,150)
Net Increase (Decrease) in Shares Outstanding	46,670	(89,210)
Class Ia
Shares sold	5,238,543	4,533,874
Shares issued for distributions reinvested	2,684,620	3,194,419
Shares redeemed	(6,091,125)	(8,908,304)
Net Increase (Decrease) in Shares Outstanding	1,832,038	(1,180,011)
Class Ya
Shares sold	1,063,512	1,059,610
Shares issued for distributions reinvested	662,733	705,311
Shares redeemed	(1,450,025)	(1,305,570)
Net Increase (Decrease) in Shares Outstanding	276,220	459,351

[a] During the period ended May 31, 2019, 68,417 Class Y shares representing $1,433,266 were exchanged for 68,302 Class I shares and during the period ended November 30, 2018, 2,769 Class A shares representing $55,424 were exchanged for 2,734 Class I shares, 8,179 Class Y shares representing $174,775 were exchanged for 8,279 Class A shares, 159,334 Class Y shares representing $3,358,669 were exchanged for 159,097 Class I shares.

[b] During the period ended November 30, 2018, 304 Class C shares representing $6,331 were automatically exchanged for 295 Class A shares.
See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2019	Year Ended November 30,
Class A Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	21.08	21.53	17.51	18.66	18.89	18.02
Investment Operations:
Investment income—net[a]	.08	.11	.11	.11	.13	.14
Net realized and unrealized gain (loss) on investments	.67	1.02	4.06	.42	(.14)	.83
Total from Investment Operations	.75	1.13	4.17	.53	(.01)	.97
Distributions:
Dividends from investment income—net	(.12)	(.15)	(.09)	(.19)	(.13)	(.10)
Dividends from net realized gain on investments	(1.16)	(1.43)	(.06)	(1.49)	(.09)	-
Total Distributions	(1.28)	(1.58)	(.15)	(1.68)	(.22)	(.10)
Net asset value, end of period	20.55	21.08	21.53	17.51	18.66	18.89
Total Return (%)[b]	4.25[c]	5.61	24.04	3.19	(.13)	5.49
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.20[d]	1.20	1.22	1.22	1.23	1.23
Ratio of net expenses to average net assets	1.20[d]	1.20	1.22	1.22	1.23	1.23
Ratio of net investment income to average net assets	.75[d]	.52	.60	.63	.71	.76
Portfolio Turnover Rate	3.67[c]	8.15	6.50	11.79	10.82	7.05
Net Assets, end of period ($ x 1,000)	31,036	29,369	25,477	34,844	43,698	55,682

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	May 31, 2019	Year Ended November 30,
Class C Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	20.41	20.89	17.03	18.18	18.42	17.61
Investment Operations:
Investment income (loss)—net[a]	.00[b]	(.05)	(.02)	(.02)	(.01)	(.01)
Net realized and unrealized gain (loss) on investments	.66	1.00	3.94	.40	(.14)	.82
Total from Investment Operations	.66	.95	3.92	.38	(.15)	.81
Distributions:
Dividends from investment income—net	-	-	-	(.04)	-	-
Dividends from net realized gain on investments	(1.16)	(1.43)	(.06)	(1.49)	(.09)	-
Total Distributions	(1.16)	(1.43)	(.06)	(1.53)	(.09)	-
Net asset value, end of period	19.91	20.41	20.89	17.03	18.18	18.42
Total Return (%)[c]	3.86[d]	4.85	23.11	2.36	(.83)	4.60
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.95[e]	1.97	1.99	1.99	1.99	2.00
Ratio of net expenses to average net assets	1.95[e]	1.97	1.99	1.99	1.99	2.00
Ratio of net investment income (loss) to average net assets	.02[e]	(.22)	(.10)	(.13)	(.07)	(.05)
Portfolio Turnover Rate	3.67[d]	8.15	6.50	11.79	10.82	7.05
Net Assets, end of period ($ x 1,000)	11,667	11,008	13,132	13,258	16,303	21,221

a Based on average shares outstanding.

b Amount represents less than .01%.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

16

Six Months Ended
	May 31, 2019	Year Ended November 30,
Class I Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	21.41	21.83	17.76	18.92	19.18	18.28
Investment Operations:
Investment income—net[a]	.10	.17	.18	.16	.20	.20
Net realized and unrealized gain (loss) on investments	.67	1.04	4.10	.43	(.16)	.85
Total from Investment Operations	.77	1.21	4.28	.59	.04	1.05
Distributions:
Dividends from investment income—net	(.17)	(.20)	(.15)	(.26)	(.21)	(.15)
Dividends from net realized gain on investments	(1.16)	(1.43)	(.06)	(1.49)	(.09)	-
Total Distributions	(1.33)	(1.63)	(.21)	(1.75)	(.30)	(.15)
Net asset value, end of period	20.85	21.41	21.83	17.76	18.92	19.18
Total Return (%)	4.36[b]	5.89	24.40	3.50	.20	5.80
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.99[c]	.94	.98	.91	.91	.91
Ratio of net expenses to average net assets	.99[c]	.94	.98	.91	.91	.91
Ratio of net investment income to average net assets	.97[c]	.78	.92	.93	1.05	1.06
Portfolio Turnover Rate	3.67[b]	8.15	6.50	11.79	10.82	7.05
Net Assets, end of period ($ x 1,000)	874,879	858,817	901,556	915,049	809,432	1,470,169

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	May 31, 2019	Year Ended November 30,
Class Y Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	21.38	21.81	17.74	18.90	19.16	18.27
Investment Operations:
Investment income—net[a]	.11	.18	.19	.17	.19	.14
Net realized and unrealized gain (loss) on investments	.68	1.04	4.10	.42	(.15)	.90
Total from Investment Operations	.79	1.22	4.29	.59	.04	1.04
Distributions:
Dividends from investment income—net	(.18)	(.22)	(.16)	(.26)	(.21)	(.15)
Dividends from net realized gain on investments	(1.16)	(1.43)	(.06)	(1.49)	(.09)	-
Total Distributions	(1.34)	(1.65)	(.22)	(1.75)	(.30)	(.15)
Net asset value, end of period	20.83	21.38	21.81	17.74	18.90	19.16
Total Return (%)	4.43[b]	5.98	24.47	3.51	.21	5.75
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.89[c]	.89	.90	.89	.90	.90
Ratio of net expenses to average net assets	.89[c]	.89	.90	.89	.90	.90
Ratio of net investment income to average net assets	1.08[c]	.85	.99	.95	1.03	.74
Portfolio Turnover Rate	3.67[b]	8.15	6.50	11.79	10.82	7.05
Net Assets, end of period ($ x 1,000)	354,951	358,526	355,729	304,547	341,823	469,801

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Global Stock Fund (the “fund”) is a separate diversified series of BNY Mellon Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund. The fund’s investment objective is to seek long-term total return. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Walter Scott & Partners Limited the (“Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-investment adviser.

Effective June 3, 2019, the fund changed its name from Global Stock Fund to BNY Mellon Global Stock Fund and the Company changed its name from Strategic Funds, Inc. to BNY Mellon Strategic Funds, Inc. In addition, The Dreyfus Corporation, the fund’s investment adviser and administrator, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (200 million shares authorized), Class T (100 million shares authorized) and Class Y (100 million shares authorized). Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

20

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

	Level 1- Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	733,622,697	499,251,847†	-	1,232,874,544
Investment Company	34,501,277	-	-	34,501,277

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

At May 31, 2019, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

22

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2019, the fund did not incur any interest or penalties.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each tax year in the three-year period ended November 30, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2018 was as follows: ordinary income $17,666,299 and long-term capital gains $79,010,102. The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) New Accounting Pronouncements: In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended May 31, 2019 was approximately $188,500 with a related weighted average annualized interest rate of 3.39%.

24

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .41% of the value of the fund’s average daily net assets.

During the period ended May 31, 2019, the Distributor retained $1,633 from commissions earned on sales of the fund’s Class A shares and $90 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2019, Class C shares were charged $43,002 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2019, Class A and Class C shares were charged $37,190 and $14,334, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. The fund had an arrangement with the custodian to receive earnings credits when positive cash balances were maintained, which were used to offset custody fees. Effective February 1, 2019, the arrangement with the custodian changed whereby the fund will no longer receive earnings credits to offset its custody fees and will receive interest income or overdraft fees going forward. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2019, the fund was charged $4,243 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2019, the fund was charged $32,086 pursuant to the custody agreement.

During the period ended May 31, 2019, the fund was charged $5,044 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees $940,106, Distribution Plan fees $7,683, Shareholder Services Plan fees $9,325, custodian fees $23,960, Chief Compliance Officer fees $4,090 and transfer agency fees $1,816.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and foreign currency exchange contracts (“forward contracts”), during the period ended May 31, 2019, amounted to $45,100,534 and $88,791,266, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’

26

payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended May 31, 2019 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At May 31, 2019, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended May 31, 2019:

Average Market Value ($)
Forward contracts	94,452

At May 31, 2019, accumulated net unrealized appreciation on investments was $536,811,485, consisting of $562,169,416 gross unrealized appreciation and $25,357,931 gross unrealized depreciation.

At May 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

27

NOTES

28

NOTES

29

For More Information

BNY Mellon Global Stock Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser

Walter Scott & Partners Limited
(Walter Scott)
One Charlotte Square
Edinburgh, Scotland, UK

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DGLAX Class C: DGLCX Class I: DGLRX Class Y: DGLYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 6159SA0519

BNY Mellon International Stock Fund

SEMIANNUAL REPORT May 31, 2019

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bnymellonim.com/us and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon International Stock Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon International Stock Fund (formerly, International Stock Fund), covering the six-month period from December 1, 2018 through May 31, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equity markets experienced a sharp sell-off in December 2018, triggered in part by heightened concerns over rising interest rates, trade tensions and slowing global growth. The slump largely erased prior gains on U.S. indices, while losses deepened in international markets. In December, it appeared that the U.S. Federal Reserve (the “Fed”) would maintain its hawkish stance on monetary policy. However, comments made by the Fed in January indicated that it would slow the pace of interest-rate increases; this helped stimulate a rebound across equity markets that continued through much of the reporting period. However, in May, escalating trade tensions once again disrupted equity market progress, causing stock prices to pull back.

At the end of 2018, equity volatility and global growth concerns triggered a flight to quality in many areas of the bond market, raising Treasury prices and flattening the yield curve. After encouraging comments by the Fed in January, fixed-income markets rallied. Bond prices benefited from falling rates through the end of the period.

We remain positive on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
June 17, 2019

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2018 through May 31, 2019, as provided by Charlie Macquaker, Roy Leckie, and Jane Henderson, the three members of the Investment Executive at Walter Scott & Partners Limited (WS), Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended May 31, 2019, BNY Mellon International Stock Fund’s (formerly, International Stock Fund) Class A shares achieved a total return of 6.40%, Class C shares returned 6.05%, Class I shares returned 6.58%, and Class Y shares returned 6.62%.1 In comparison, the fund’s benchmark index, the MSCI EAFE Index (the “Index”), achieved a return of 2.41% for the same period.2

International equities weathered periodic volatility but advanced during the reporting period, bolstered by supportive central bank policy. The fund outperformed the Index, largely due to effective stock selection within the health care, financials, and consumer staples sectors, as well as within the eurozone and Japan.

The Fund’s Investment Approach

The fund seeks long-term total returns. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks. The fund normally invests primarily in foreign companies located in developed markets. The fund ordinarily invests in at least three countries and is not geographically limited in its investment selection but, at times, may invest a substantial portion of its assets in a single country. The fund may invest in the securities of companies of any market capitalization. Walter Scott seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable growth. Walter Scott focuses on individual stock selection, building the fund’s portfolio from the bottom up through extensive fundamental research. The investment process begins with the screening of reported company financials. Companies that meet certain broad absolute and trend criteria are candidates for more detailed financial analysis. The fund’s Investment Team collectively reviews and selects those stocks that meet Walter Scott’s criteria and where the expected growth rate is combined with a reasonable valuation for the underlying equity. Geographic and sector allocations are results of, not part of, the investment process, because the Investment Team’s sole focus is on the analysis of and investment in individual companies.

Markets Pivot on Central Bank and Trade Activity

Markets experienced periodic volatility over the six months but gained ground over the reporting period as a whole. In December, many equity markets felt pressure from slowing global growth, escalating trade issues between the United States and China, Brexit difficulties, and additional geopolitical issues elsewhere in Europe and the emerging markets. Renewed articulation of hawkish narratives by U.S. Federal Reserve (“Fed”) officials alarmed investors and stoked volatility. In December, equities reached new lows for the year, as economic and political news continued to unnerve investors. Investors also feared the European Central Bank (ECB) would proceed with its plan to conclude stimulus measures in January, despite moderating growth rates.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

January marked a turnaround in markets. Talk of a potential trade deal between the U.S. and China helped fuel investor optimism, as equity prices recovered. The ECB announced it would provide additional stimulus to support the eurozone economy. China also announced plans to stoke its slowing economic growth rate, bolstering prospects for businesses in Japan, its largest trading partner. At its first meeting of the year, the Fed emphasized its focus on data as a primary driver for rate-hike decisions, and its ability to suspend additional rate increases when the data is not supportive. These sentiments reassured investors of central bankers’ commitments to support flagging growth. In addition, the continued delay of a Brexit resolution has given businesses located in the United Kingdom (UK) time to change their locations and business models in order to mitigate the negative effects of a hard Brexit. The market rebound continued throughout the first several months of 2019. However, renewed trade disputes in May caused equity markets to pull back again.

Stock Selection Buoyed Fund Results

The fund’s positive results, compared to the Index, stemmed from the success of our security selection. Stock picks within the health care, financials, and consumer staples sectors benefited results, as did selections among companies located in the Europe ex-UK and Japan regions. Germany-based shoe and apparel company adidas was among the top overall contributors to outperformance. The company’s stock price rose on robust growth during the first part of 2019. Luxury goods company LVMH Moët Hennessy Louis Vuitton also benefited from strong consumer demand, stemming in part from a growing Chinese middle class. Its stock price rose throughout much of the period and it was also a top contributor to relative results. Hong Kong-based financial company AIA Group also contributed to overall results for the period. Increased demand for its life insurance products in Asian markets has led to revenue growth, bolstering the company’s stock price.

Conversely, selections within the materials and energy sectors were not beneficial. The top individual detractors included Murata Manufacturing, a Japan-based electronic components manufacturer whose stock price was impacted by a dip in product demand. Clothing retailer Industria de Diseño Textil also came under pressure during the period. Despite arguably best-in-class results, Industria de Diseño Textil suffered as the market continued to worry about online competition. It remains a core holding. Newly merged Franco-Italian eyewear company EssilorLuxottica was also a leading detractor. We exited the position due to growing concerns over the challenges of integrating the two organizations.

Maintaining a Company-by-Company Approach

Although we do not manage the fund’s investments in response to macroeconomic trends, it is worth noting that we believe the ongoing rivalry between the U.S. and China, playing out against the backdrop of uncertain economic times, will likely lead to continued periods of volatility in the markets. As we transition to a slower growth environment, it is hard to see central banks shifting away from an accommodative monetary policy. We are mindful of earnings compression resulting from weaker demand and rising costs.

In that context, our focus remains very much unchanged. We must continue to identify and invest in market-leading, financially robust companies with the strategic strengths and vision to generate meaningful returns over the long term. Our distinctly long-term lens allows us to focus on the underlying strengths and opportunities of a business. Not only does that approach mean we waste very little time trying to second-guess short-term market moves,

4

but it ensures we are invested in companies that have the attributes we believe are needed to succeed, regardless of the external environment in which they operate. We will continue to look for opportunities to benefit investors, capturing gains when the market rallies, and adding to fundamentally strong companies when the market pulls back.

June 17, 2019

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. It reflects reinvestment of net dividends and, where applicable, capital gain distributions. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon International Stock Fund from December 1, 2018 to May 31, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2019

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.33	$10.17	$4.69	$4.58
Ending value (after expenses)	$1,064.00	$1,060.50	$1,065.80	$1,066.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2019

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.19	$9.95	$4.58	$4.48
Ending value (after expenses)	$1,018.80	$1,015.06	$1,020.39	$1,020.49

† Expenses are equal to the fund’s annualized expense ratio of 1.23% for Class A, 1.98% for Class C, .91% for Class I and .89% for Class Y, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
May 31, 2019 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 96.9%
Australia - 3.3%
Cochlear	431,100	59,808,933
CSL	533,400	75,868,882
		135,677,815
Canada - 2.4%
Alimentation Couche Tard, Cl. B	1,629,700	100,017,472
China - 2.1%
CNOOC	54,274,000	88,234,986
Denmark - 6.2%
Coloplast, Cl. B	815,800	86,947,705
Novo Nordisk, Cl. B	1,920,600	90,523,404
Novozymes, Cl. B	1,719,212	80,659,766
		258,130,875
Finland - 2.3%
Kone, Cl. B	1,783,900	97,138,523
France - 9.9%
Air Liquide	809,200	100,626,214
Dassault Systemes	315,677	46,783,881
L'Oreal	321,700	86,335,071
LVMH Moet Hennessy Louis Vuitton	244,781	92,744,516
Total	1,660,000	85,867,440
		412,357,122
Germany - 5.5%
adidas	408,200	116,825,826
SAP	902,200	111,487,388
		228,313,214
Hong Kong - 8.0%
AIA Group	13,613,400	127,535,580
CLP Holdings	7,186,500	81,245,939
Hang Lung Properties	25,615,000	53,797,112
Hong Kong & China Gas	32,140,153	70,940,333
		333,518,964
Japan - 22.9%
Daikin Industries	669,100	81,063,427
Daito Trust Construction	636,500	82,827,691
FANUC	482,500	81,336,563
Kao	1,221,000	94,934,774
Keyence	213,640	119,836,816
Makita	1,662,200	58,220,188
MISUMI Group	1,837,800	42,946,926
Murata Manufacturing	1,667,500	72,027,076
Shimano	479,200	73,384,126

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.9% (continued)
Japan - 22.9% (continued)
Shin-Etsu Chemical	1,011,600		83,803,999
SMC	314,100		102,497,062
Sysmex	828,600		57,293,609
			950,172,257
Netherlands - 2.0%
ASML Holding	448,700		84,550,371
Portugal - 1.0%
Galp Energia	2,644,000		39,702,045
Spain - 2.0%
Industria de Diseno Textil	3,054,100		82,000,022
Switzerland - 12.9%
Alcon	199,300	[a]	11,590,751
Givaudan	35,300		93,323,743
Kuehne + Nagel International	667,600		88,565,739
Nestle	879,000		87,300,033
Novartis	1,120,000		96,188,910
Roche Holding	353,450		92,752,795
SGS	26,500		66,951,260
			536,673,231
Taiwan - 2.2%
Taiwan Semiconductor Manufacturing, ADR	2,400,400	[a,b]	92,055,340
United Kingdom - 14.2%
Compass Group	4,300,000		97,296,109
Diageo	2,022,000		84,997,709
Experian	3,928,700		118,744,824
Intertek Group	568,500		38,122,163
Reckitt Benckiser Group	1,042,700		83,751,837
Smith & Nephew	4,500,000		94,488,214
Whitbread	1,266,000		74,164,235
			591,565,091
Total Common Stocks (cost $2,934,128,296)			4,030,107,328

8

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 3.0%
Registered Investment Companies - 3.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $124,533,830)	2.40	124,533,830	[c]	124,533,830
Total Investments (cost $3,058,662,126)		99.9%		4,154,641,158
Cash and Receivables (Net)		.1%		5,929,189
Net Assets		100.0%		4,160,570,347

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At May 31, 2019, the value of the fund’s securities on loan was $15,213,445 and the value of the collateral held by the fund was $15,417,702, consisting of U.S. Government & Agency securities.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	11.1
Materials	8.6
Pharmaceuticals Biotechnology & Life Sciences	8.5
Health Care Equipment & Services	7.5
Consumer Durables & Apparel	6.8
Household & Personal Products	6.4
Commercial & Professional Services	5.4
Energy	5.1
Technology Hardware & Equipment	4.6
Semiconductors & Semiconductor Equipment	4.3
Food, Beverage & Tobacco	4.1
Consumer Services	4.1
Software & Services	3.8
Utilities	3.7
Real Estate	3.3
Insurance	3.1
Investment Companies	3.0
Food & Staples Retailing	2.4
Transportation	2.1
Retailing	2.0
99.9

† Based on net assets.

See notes to financial statements.

9

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 11/30/18 ($)	Purchases ($)	Sales ($)	Value 5/31/19 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund	41,179,649	281,077,540	197,723,359	124,533,830	3.0	1,346,482

See notes to financial statements.

10

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS May 31, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
National Australia Bank
Japanese Yen	36,349,089	United States Dollar	331,406	6/4/19	4,127
Japanese Yen	38,976,191	United States Dollar	358,380	6/5/19	1,430
Japanese Yen	112,392,994	United States Dollar	1,027,985	6/3/19	9,420
Gross Unrealized Appreciation					14,977

See notes to financial statements.

11

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $15,213,445)—Note 1(c):
Unaffiliated issuers	2,934,128,296	4,030,107,328
Affiliated issuers	124,533,830	124,533,830
Cash denominated in foreign currency	194,207	194,844
Receivable for shares of Common Stock subscribed		19,169,508
Tax reclaim receivable		12,099,812
Dividends, interest and securities lending income receivable		11,026,363
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		14,977
Prepaid expenses		78,057
		4,197,224,719
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		3,236,550
Payable for shares of Common Stock redeemed		31,270,303
Payable for investment securities purchased		1,712,401
Unrealized depreciation on foreign currency transactions		159,689
Directors fees and expenses payable		67,324
Accrued expenses		208,105
		36,654,372
Net Assets ($)		4,160,570,347
Composition of Net Assets ($):
Paid-in capital		2,978,241,691
Total distributable earnings (loss)		1,182,328,656
Net Assets ($)		4,160,570,347

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	32,807,503	13,165,349	2,112,303,464	2,002,294,031
Shares Outstanding	1,749,546	712,469	112,098,829	107,491,731
Net Asset Value Per Share ($)	18.75	18.48	18.84	18.63

See notes to financial statements.

12

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2019 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $7,331,527 foreign taxes withheld at source):
Unaffiliated issuers	54,115,531
Affiliated issuers	1,346,482
Income from securities lending—Note 1(c)	3,503
Total Income	55,465,516
Expenses:
Management fee—Note 3(a)	16,872,527
Shareholder servicing costs—Note 3(c)	338,093
Directors’ fees and expenses—Note 3(d)	229,481
Custodian fees—Note 3(c)	220,637
Professional fees	59,359
Distribution fees—Note 3(b)	47,618
Loan commitment fees—Note 2	41,587
Registration fees	41,328
Prospectus and shareholders’ reports	33,267
Miscellaneous	85,029
Total Expenses	17,968,926
Investment Income—Net	37,496,590
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	49,540,220
Net realized gain (loss) on forward foreign currency exchange contracts	326,017
Net Realized Gain (Loss)	49,866,237
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	164,105,953
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	14,977
Net Unrealized Appreciation (Depreciation)	164,120,930
Net Realized and Unrealized Gain (Loss) on Investments	213,987,167
Net Increase in Net Assets Resulting from Operations	251,483,757

See notes to financial statements.

13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018
Operations ($):
Investment income—net	37,496,590	46,241,692
Net realized gain (loss) on investments	49,866,237	25,224,498
Net unrealized appreciation (depreciation) on investments	164,120,930	(166,813,403)
Net Increase (Decrease) in Net Assets Resulting from Operations	251,483,757	(95,347,213)
Distributions ($):
Distributions to shareholders:
Class A	(334,699)	(208,298)
Class C	(63,825)	-
Class I	(31,525,541)	(20,940,163)
Class Y	(29,551,364)	(22,653,914)
Total Distributions	(61,475,429)	(43,802,375)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	8,800,064	7,134,048
Class C	1,300,946	1,318,463
Class I	214,315,288	301,599,131
Class Y	221,330,671	269,698,313
Distributions reinvested:
Class A	290,947	179,438
Class C	54,299	-
Class I	28,726,988	19,468,039
Class Y	13,683,020	11,153,697
Cost of shares redeemed:
Class A	(3,714,166)	(9,798,689)
Class C	(937,740)	(3,687,914)
Class I	(182,160,031)	(263,591,167)
Class Y	(123,804,504)	(497,847,755)
Increase (Decrease) in Net Assets from Capital Stock Transactions	177,885,782	(164,374,396)
Total Increase (Decrease) in Net Assets	367,894,110	(303,523,984)
Net Assets ($):
Beginning of Period	3,792,676,237	4,096,200,221
End of Period	4,160,570,347	3,792,676,237

14

	Six Months Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018
Capital Share Transactions (Shares):
Class Aa
Shares sold	483,066	388,128
Shares issued for distributions reinvested	17,206	9,637
Shares redeemed	(205,166)	(532,501)
Net Increase (Decrease) in Shares Outstanding	295,106	(134,736)
Class Ca
Shares sold	73,504	73,264
Shares issued for distributions reinvested	3,247	-
Shares redeemed	(51,799)	(203,182)
Net Increase (Decrease) in Shares Outstanding	24,952	(129,918)
Class Ia
Shares sold	11,725,689	16,104,300
Shares issued for distributions reinvested	1,692,810	1,041,629
Shares redeemed	(9,925,924)	(14,133,188)
Net Increase (Decrease) in Shares Outstanding	3,492,575	3,012,741
Class Ya
Shares sold	12,316,028	14,555,828
Shares issued for distributions reinvested	815,436	603,555
Shares redeemed	(6,933,658)	(26,890,318)
Net Increase (Decrease) in Shares Outstanding	6,197,806	(11,730,935)

[a] During the period ended May 31, 2019, 62 Class C shares representing $1,138 were automatically converted for 61 Class A shares, 1,072,718 Class I shares representing $20,474,975 were exchanged for 1,085,060 Class Y shares and during the period ended November 30, 2018, 852,262 Class Y shares representing $15,686,946 were exchanged for 842,649 Class I shares, 2,012 Class C shares and 3,933 Class Y shares representing $108,868 were exchanged for 5,888 Class A shares.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2019	Year Ended November 30,
Class A Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	17.86	18.51	14.77	14.66	15.15	15.57
Investment Operations:
Investment income—net[a]	.15	.15	.10	.13	.16	.19
Net realized and unrealized gain (loss) on investments	.97	(.67)	3.77	.10	(.50)	(.43)
Total from Investment Operations	1.12	(.52)	3.87	.23	(.34)	(.24)
Distributions:
Dividends from investment income—net	(.15)	(.13)	(.13)	(.12)	(.15)	(.18)
Dividends from net realized gain on investments	(.08)	-	-	-	-	-
Total Distributions	(.23)	(.13)	(.13)	(.12)	(.15)	(.18)
Net asset value, end of period	18.75	17.86	18.51	14.77	14.66	15.15
Total Return (%)[b]	6.40[c]	(2.84)	26.39	1.62	(2.27)	(1.57)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.23[d]	1.22	1.26	1.27	1.26	1.29
Ratio of net expenses to average net assets	1.23[d]	1.22	1.26	1.27	1.26	1.29
Ratio of net investment income to average net assets	1.62[d]	.81	.64	.89	1.08	1.26
Portfolio Turnover Rate	4.54[c]	7.47	12.49	10.65	16.52	12.49
Net Assets, end of period ($ x 1,000)	32,808	25,981	29,414	59,019	85,618	142,259

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

16

	Six Months Ended
	May 31, 2019	Year Ended November 30,
Class C Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	17.53	18.17	14.49	14.37	14.84	15.26
Investment Operations:
Investment income—net[a]	.07	.01	.02	.02	.04	.07
Net realized and unrealized gain (loss) on investments	.97	(.65)	3.66	.10	(.48)	(.42)
Total from Investment Operations	1.04	(.64)	3.68	.12	(.44)	(.35)
Distributions:
Dividends from investment income—net	(.01)	-	-	-	(.03)	(.07)
Dividends from net realized gain on investments	(.08)	-	-	-	-	-
Total Distributions	(.09)	-	-	-	(.03)	(.07)
Net asset value, end of period	18.48	17.53	18.17	14.49	14.37	14.84
Total Return (%)[b]	6.05[c]	(3.58)	25.40	.83	(2.97)	(2.28)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.98[d]	1.96	2.02	2.04	2.03	2.03
Ratio of net expenses to average net assets	1.98[d]	1.96	2.02	2.04	2.03	2.03
Ratio of net investment income to average net assets	.80[d]	.07	.10	.12	.30	.50
Portfolio Turnover Rate	4.54[c]	7.47	12.49	10.65	16.52	12.49
Net Assets, end of period ($ x 1,000)	13,165	12,050	14,852	13,465	16,952	24,805

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2019		Year Ended November 30,
Class I Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	17.98	18.64	14.88	14.79	15.31	15.73
Investment Operations:
Investment income—net[a]	.17	.21	.20	.18	.20	.26
Net realized and unrealized gain (loss) on investments	.98	(.67)	3.74	.10	(.49)	(.45)
Total from Investment Operations	1.15	(.46)	3.94	.28	(.29)	(.19)
Distributions:
Dividends from investment income—net	(.21)	(.20)	(.18)	(.19)	(.23)	(.23)
Dividends from net realized gain on investments	(.08)	-	-	-	-	-
Total Distributions	(.29)	(.20)	(.18)	(.19)	(.23)	(.23)
Net asset value, end of period	18.84	17.98	18.64	14.88	14.79	15.31
Total Return (%)	6.58[b]	(2.53)	26.81	1.92	(1.90)	(1.24)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.91[c]	.91	.93	.94	.94	.93
Ratio of net expenses to average net assets	.91[c]	.91	.93	.94	.94	.93
Ratio of net investment income
to average net assets	1.88[c]	1.11	1.20	1.21	1.33	1.70
Portfolio Turnover Rate	4.54[b]	7.47	12.49	10.65	16.52	12.49
Net Assets, end of period ($ x 1,000)	2,112,303	1,953,256	1,968,366	1,520,360	1,560,084	2,132,444

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

18

Six Months Ended
May 31, 2019		Year Ended November 30,
Class Y Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	17.78	18.43	14.72	14.63	15.15	15.72
Investment Operations:
Investment income—net[a]	.17	.21	.20	.19	.22	.14
Net realized and unrealized gain (loss) on investments	.98	(.66)	3.70	.09	(.51)	(.48)
Total from Investment Operations	1.15	(.45)	3.90	.28	(.29)	(.34)
Distributions:
Dividends from investment income—net	(.22)	(.20)	(.19)	(.19)	(.23)	(.23)
Dividends from net realized gain on investments	(.08)	-	-	-	-	-
Total Distributions	(.30)	(.20)	(.19)	(.19)	(.23)	(.23)
Net asset value, end of period	18.63	17.78	18.43	14.72	14.63	15.15
Total Return (%)	6.62[b]	(2.48)	26.80	1.97	(1.89)	(2.20)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.89[c]	.89	.91	.91	.91	.91
Ratio of net expenses to average net assets	.89[c]	.89	.91	.91	.91	.91
Ratio of net investment income to average net assets	1.91[c]	1.16	1.22	1.27	1.44	.90
Portfolio Turnover Rate	4.54[b]	7.47	12.49	10.65	16.52	12.49
Net Assets, end of period ($ x 1,000)	2,002,294	1,801,389	2,083,569	1,627,586	1,625,626	1,105,489

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon International Stock Fund (the “fund”) is a separate diversified series of BNY Mellon Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund. The fund’s investment objective is to seek long-term total return. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (the “Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-investment adviser.

Effective June 3, 2019, the fund changed its name from International Stock Fund to BNY Mellon International Stock Fund and the Company changed its name from Strategic Funds, Inc. to BNY Mellon Strategic Funds, Inc. In addition, The Dreyfus Corporation, the fund’s investment adviser and administrator, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 700 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (200 million shares authorized), Class T (100 million shares authorized) and Class Y (200 million shares authorized). Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and

20

unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that

22

influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

	Level 1- Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks	192,072,812	3,838,034,516†	-	4,030,107,328
Investment Companies	124,533,830	-	-	124,533,830
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	14,977	-	14,977

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

†† Amount shown represents unrealized appreciation at period end, but only variation margin on exchanged traded and centrally cleared derivatives are reported in the Statement of Assets and Liabilities.

At May 31, 2019, the amount of securities transferred between levels equals fair value of exchange traded equity securities reported as Level 2 in the table above. At November 30, 2018, $3,561,469,993 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended May 31, 2019, The Bank of New York Mellon earned $819 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

24

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2018 was as follows: ordinary income $43,802,375. The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) New Accounting Pronouncements: In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of the Adviser, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2019, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .41% of the value of the fund’s average daily net assets.

During the period ended May 31, 2019, the Distributor retained $5,328 from commissions earned on sales of the fund’s Class A shares and $282 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2019, Class C shares were charged $47,618 pursuant to the Distribution Plan.

26

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2019, Class A and Class C shares were charged $36,366 and $15,873, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. The fund had an arrangement with the custodian to receive earnings credits when positive cash balances were maintained, which were used to offset custody fees. Effective February 1, 2019, the arrangement with the custodian changed whereby the fund will no longer receive earnings credits to offset its custody fees and will receive interest income or overdraft fees going forward. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2019, the fund was charged $8,835 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2019, the fund was charged $220,637 pursuant to the custody agreement.

During the period ended May 31, 2019, the fund was charged $5,044 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fees $3,051,539, Distribution Plan fees $8,472, Shareholder Services Plan fees $9,823, custodian fees $160,000, Chief Compliance Officer fees $4,090 and transfer agency fees $2,626.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and Forward contracts, during the period ended May 31, 2019, amounted to $254,302,031 and $175,111,531, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended May 31, 2019 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of

28

Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at May 31, 2019 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At May 31, 2019, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	14,977	-
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	14,977	-
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	14,977	-

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following table presents derivative assets net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of May 31, 2019:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
National Australia Bank	14,977		-	-	14,977

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended May 31, 2019:

Average Market Value ($)
Forward contracts	1,364,134

At May 31, 2019, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $1,095,994,009, consisting of $1,165,203,262 gross unrealized appreciation and $69,209,253 gross unrealized depreciation.

At May 31, 2019, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

30

NOTES

31

NOTES

32

NOTES

33

For More Information

BNY Mellon International Stock Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser

Walter Scott & Partners Limited
(Walter Scott)
One Charlotte Square
Edinburgh, Scotland, UK

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DISAX Class C: DISCX Class I: DISRX Class Y: DISYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 6155SA0519

BNY Mellon Select Managers Small Cap Value Fund

SEMIANNUAL REPORT May 31, 2019

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bnymellonim.com/us and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Select Managers Small Cap Value Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Select Managers Small Cap Value Fund (formerly, Dreyfus Select Managers Small Cap Value Fund), covering the six-month period from December 1, 2018 through May 31, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equity markets experienced a sharp sell-off in December 2018, triggered in part by heightened concerns over rising interest rates, trade tensions and slowing global growth. The slump largely erased prior gains on U.S. indices, while losses deepened in international markets. In December, it appeared that the U.S. Federal Reserve (the “Fed”) would maintain its hawkish stance on monetary policy. However, comments made by the Fed in January indicated that it would slow the pace of interest-rate increases; this helped stimulate a rebound across equity markets that continued through much of the reporting period. However, in May, escalating trade tensions once again disrupted equity market progress, causing stock prices to pull back.

At the end of 2018, equity volatility and global growth concerns triggered a flight to quality in many areas of the bond market, raising Treasury prices and flattening the yield curve. After encouraging comments by the Fed in January, fixed-income markets rallied. Bond prices benefited from falling rates through the end of the period.

We remain positive on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
June 17, 2019

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2018 through May 31, 2019, as provided by portfolio allocation managers Stephen Kolano and Elena Goncharova

Market and Fund Performance Overview

For the six-month period ended May 31, 2019, BNY Mellon Select Managers Small Cap Value Fund’s (formerly, Dreyfus Select Managers Small Cap Value Fund) Class A, Class C, Class I, and Class Y shares at NAV produced total returns of -4.42%, -4.79%, -4.29%, and
-4.33%, respectively.1 In comparison, the Russell 2000® Value Index (the “Index”), the fund’s benchmark, returned -6.22% for the same period.2

Small-cap stocks produced moderate losses over the reporting period, amid weakening corporate earnings and concerns regarding U.S. trade policies. The fund outperformed the Index, mainly due to strong security selection in the health care and information technology sectors.

BNY Mellon Investment Adviser, Inc., the fund’s investment adviser, has terminated the sub-investment advisory agreement between BNY Mellon and Thompson, Siegel & Walmsley LLC (TSW), a subadviser to the fund, effective May 15, 2019.

The Fund’s Investment Approach

The fund seeks capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets in the stocks of small-cap companies. The fund currently considers small-cap companies to be those companies with market capitalizations that fall within the range of companies in the Index, the fund’s benchmark index. The fund’s portfolio is constructed to have a value tilt. The fund uses a “multi-manager” approach by selecting various subadvisers to manage its assets. We may hire, terminate, or replace subadvisers and modify material terms and conditions of subadvisory arrangements without shareholder approval.

The portion of the assets of the fund under TSW’s management will be allocated to certain of the fund’s five other subadvisers, as determined by BNY Mellon Investment Adviser, Inc., the fund’s portfolio allocation manager.

The fund’s assets are currently allocated to five subadvisers, each acting independently and using its own methodology to select portfolio investments. The new target percentages to be allocated to the subadvisers over time are as follows: approximately 20% of the fund’s assets would be under the management of Walthausen & Co., LLC, which uses a proprietary valuation model to identify companies that are trading at a discount to their intrinsic values; approximately 20% of the fund’s assets would be under the management of Neuberger Berman Investment Advisers LLC, which uses fundamental analysis and a bottom-up stock selection process to identify publicly traded small-cap companies selling at a material discount to their intrinsic value; approximately 15% of the fund’s assets would be under the management of Kayne Anderson Rudnick Investment Management, LLC, which employs a fundamental, bottom-up, research-driven investment process in seeking to identify high-quality companies whose securities are trading at attractive valuations; approximately 30% of the fund’s assets would be under the management of Channing Capital Management, LLC, which employs intensive, fundamental, bottom-up research to identify high-quality companies that represent value opportunities; and approximately 15% of the fund’s assets

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

were allocated to Eastern Shore Capital Management, which focuses on identifying companies with quality fundamentals that are trading at attractive valuations. The percentages of the fund’s assets allocated to the various subadvisers can change over time, within ranges described in the prospectus.

Stocks Rebound on Shift in Federal Reserve Policy

The reporting period began amid steady economic growth and corporate earnings, assisted by the ongoing effects of tax reform in the U.S. This allowed the Federal Reserve (the “Fed”) to continue raising interest rates and send signals that it would continue tightening in 2019. Short-term interest rates were raised once during the reporting period, boosting the federal funds target rate to 2.25%-2.50%.

In the fourth quarter of 2018, however, markets experienced a surge in volatility, as investor sentiment shifted to “risk off.” Equities declined despite relatively robust economic growth. The shift in sentiment was driven largely by concern about the Fed’s plan to continue hiking short-term interest rates in 2019 amid more mixed economic data.

In December 2018, the Fed shifted away from its hawkish stance on interest-rate increases, saying that rate hikes in 2019 would be “data-dependent.” Fed officials also indicated that the reduction of its balance sheet would be completed by September 2019, implying the central bank would be satisfied with a larger-than-normal balance sheet, a more accommodative position than in the past.

With this shift, stocks rallied late in 2018 and continued to rise in 2019. Early in 2019, the Fed’s stance remained unchanged, as inflation remained below its target rate of 2.0%, but markets began to anticipate a rate cut later in 2019.

Security Selections Benefited Fund Performance

The fund’s outperformance compared to the Index was mainly the result of successful stock selections by the fund’s underlying portfolio managers. Results from the health care sector proved especially strong. Although this sector performed poorly, strong stock selection in this sector by Neuberger Berman Investment Advisers LLC more than offset the weakness. For example, a position in Fluidigm, a maker of biological research equipment, added to the fund’s performance on strong demand from the pharmaceutical and biotech industries. A position in NanoString Technologies, a manufacturer of diagnostic tools, contributed to fund performance as well. In the information technology industry, an overweight and stock selection proved beneficial. Holdings in cyclical industries in particular, such as the semiconductor and semiconductor equipment industries, were additive to results. In the semiconductor equipment industry, Brooks Automation was a particularly strong performer. Elsewhere in the information technology sector, Everbridge, a cybersecurity software company, benefited from growing concerns about cyberthreats. Stock selection by Channing Capital Management, LLC was also beneficial. For example, a position in Hexcel, an aerospace and defense company, performed well on strong earnings.

The fund fared less well in other areas. An underweight to the real estate sector hampered returns, as this sector was a strong outperformer. Stock selections within the financials sector, especially among savings and loans, mortgage companies, and consumer finance, also hindered the fund’s results. Lack of exposure to Radian Group, for example, detracted from results, as this mortgage insurance company outperformed the Index. Exposure to Green

4

Dot, a consumer finance company, detracted from performance, as this company was down significantly on weak results stemming from strong competition.

A More Cautious Outlook

The economy is in the latter stages of the business cycle, and wages are continuing to rise, potentially putting greater pressure on corporate earnings. We anticipate that the market will continue to rotate away from cyclical stocks, which performed well early in 2019, to more defensive sectors.

June 17, 2019

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an undertaking in effect through March 29, 2020, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies that are considered more value-oriented relative to the overall market as defined by Russell’s leading style methodology. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The prices of small company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories. They also tend to be less liquid than larger company stocks.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Select Managers Small Cap Value Fund from December 1, 2018 to May 31, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2019
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.34	$9.98	$4.83	$4.68
Ending value (after expenses)	$955.80	$952.10	$957.10	$956.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2019
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.54	$10.30	$4.99	$4.84
Ending value (after expenses)	$1,018.45	$1,014.71	$1,020.00	$1,020.14

† Expenses are equal to the fund’s annualized expense ratio of 1.30% for Class A, 2.05% for Class C, .99% for Class I and .96% for Class Y, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
May 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.3%
Automobiles & Components - 2.2%
Delphi Technologies	41,670	[a]	635,884
Dorman Products	55,195	[a,b]	4,507,223
LCI Industries	36,054	[b]	2,987,795
Stoneridge	48,460	[a]	1,261,414
Thor Industries	58,570	[b]	3,024,555
Visteon	7,745	[a,b]	344,730
			12,761,601
Banks - 10.9%
Atlantic Union Bankshares	50,090	[b]	1,617,907
Bank of Hawaii	67,550	[b]	5,110,832
BankUnited	33,170		1,077,362
Banner	62,862		3,172,017
Brookline Bancorp	112,035		1,607,702
Bryn Mawr Bank	24,520		896,451
Camden National	25,220		1,068,067
Centerstate Bank	231,262		5,062,325
City Holding	16,900	[b]	1,234,545
Columbia Banking System	83,825		2,795,564
Commerce Bancshares	15,668	[b]	898,246
Community Bank System	17,165	[b]	1,060,969
CVB Financial	67,530	[b]	1,387,742
Essent Group	57,645	[a]	2,706,433
First Financial	30,930		1,170,082
First Financial Bancorp	43,310		966,679
First Financial Bankshares	54,180	[b]	3,069,839
Great Southern Bancorp	24,830		1,371,113
Heartland Financial USA	14,850	[b]	613,157
Huntington Bancshares	75,780		958,617
Independent Bank	66,159	[b]	4,588,126
Lakeland Financial	24,480	[b]	1,075,896
NBT Bancorp	33,730		1,212,594
NMI Holdings, Cl. A	34,640	[a]	944,286
OceanFirst Financial	55,040		1,311,053
Pacific Premier Bancorp	77,713		2,199,278
PacWest Bancorp	40,740	[b]	1,480,492
Pinnacle Financial Partners	8,592	[b]	454,946
Provident Financial Services	52,750		1,257,560
Renasant	102,745		3,472,781
Southside Bancshares	32,113	[b]	1,045,920
Stock Yards Bancorp	33,115		1,103,723
TCF Financial	82,650		1,575,309

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.3% (continued)
Banks - 10.9% (continued)
Texas Capital Bancshares	15,170	[a]	869,241
TriCo Bancshares	21,790		812,767
Triumph Bancorp	57,834	[a,b]	1,623,400
			62,873,021
Capital Goods - 15.8%
AAR	24,920		749,843
Actuant, Cl. A	47,385	[a]	1,049,104
Alamo Group	13,640		1,294,845
Albany International, Cl. A	23,180		1,624,223
Allied Motion Technologies	35,218		1,143,528
AptarGroup	7,800		883,506
Atkore International Group	53,585	[a]	1,253,353
Babcock & Wilcox Enterprises	359,319	[a]	154,507
Badger Meter	44,250		2,336,400
BMC Stock Holdings	82,310	[a]	1,648,669
Columbus McKinnon	41,780		1,514,943
Crane	13,310		1,017,683
Dycom Industries	23,350	[a]	1,218,170
Emcor Group	17,130		1,379,993
EnerSys	36,692		2,063,191
Franklin Electric	49,148		2,154,157
FreightCar America	90,710	[a,b]	546,981
GATX	15,220	[b]	1,062,660
Global Brass & Copper Holdings	39,670		1,730,802
Graco	73,350		3,463,587
Granite Construction	33,250	[b]	1,336,318
Great Lakes Dredge and Dock	172,290	[a]	1,833,166
Harsco	34,900	[a]	872,500
Hexcel	58,551		4,261,927
Hillenbrand	88,752		3,304,237
Houston Wire & Cable	73,740	[a]	386,398
ITT	28,260		1,628,342
Kadant	9,195		746,450
Kennametal	17,075		525,056
Lincoln Electric Holdings	24,020		1,824,079
Lydall	85,070	[a]	1,538,066
Mercury Systems	15,490	[a]	1,065,092
Milacron Holdings	205,079	[a]	2,354,307
Miller Industries	38,580		1,024,299
Moog, Cl. A	16,470		1,357,457
Mueller Industries	41,600		1,121,120
Oshkosh	21,210		1,509,940
Proto Labs	8,370	[a]	839,930

8

Description	Shares		Value ($)
Common Stocks - 97.3% (continued)
Capital Goods - 15.8% (continued)
RBC Bearings	46,715	[a]	6,647,544
Regal Beloit	16,070		1,168,289
Resideo Technologies	56,100	[a]	1,104,048
Rexnord	140,128	[a]	3,686,768
Simpson Manufacturing	21,000	[b]	1,277,640
SiteOne Landscape Supply	80,550	[a,b]	5,225,278
Spirit AeroSystems Holdings, Cl. A	26,610		2,156,474
SPX	115,956	[a]	3,448,531
Teledyne Technologies	4,840	[a]	1,141,272
Trex	23,470	[a,b]	1,403,975
Triton International	26,980		797,259
Twin Disc	55,480	[a]	800,021
Valmont Industries	6,200		701,282
Watsco	26,040	[b]	4,098,436
Welbilt	123,470	[a,b]	1,905,142
			91,380,788
Commercial & Professional Services - 5.2%
ABM Industries	54,520		1,976,350
AMN Healthcare Services	12,390	[a]	600,172
ASGN	13,550	[a]	687,392
Avis Budget Group	40,900	[a]	1,159,924
Booz Allen Hamilton Holding	63,671		4,022,097
Clean Harbors	27,600	[a]	1,769,712
Covanta Holding	76,540		1,290,464
Heritage-Crystal Clean	54,240	[a]	1,356,000
Kelly Services, Cl. A	64,420		1,513,870
Kimball International, Cl. B	46,170		712,865
Korn Ferry	34,360		1,480,229
McGrath RentCorp	55,050		3,095,461
Mobile Mini	23,270		713,691
MSA Safety	37,403		3,717,110
Quad/Graphics	133,010	[b]	1,113,294
Stericycle	38,500	[a,b]	1,785,630
UniFirst	10,645		1,690,213
US Ecology	23,957		1,425,921
			30,110,395
Consumer Durables & Apparel - 1.8%
Cavco Industries	5,260	[a]	755,336
CSS Industries	47,360		224,960
G-III Apparel Group	46,470	[a]	1,195,673
M/I Homes	58,590	[a]	1,604,194
Malibu Boats, Cl. A	30,550	[a]	1,096,745
MDC Holdings	47,360		1,488,525

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.3% (continued)
Consumer Durables & Apparel - 1.8% (continued)
Steven Madden	57,930		1,752,962
Tempur Sealy International	22,000	[a,b]	1,403,820
Universal Electronics	23,260	[a]	916,211
			10,438,426
Consumer Services - 3.2%
Cheesecake Factory	99,265	[b]	4,293,211
Dave & Buster's Entertainment	48,880	[b]	2,431,291
frontdoor	42,975	[a]	1,728,025
Hilton Grand Vacations	53,720	[a]	1,365,562
International Game Technology	39,100	[b]	508,300
Penn National Gaming	169,144	[a,b]	3,188,364
SeaWorld Entertainment	116,300	[a]	3,721,600
Wyndham Destinations	32,030		1,274,153
			18,510,506
Diversified Financials - 2.2%
Evercore, Cl. A	39,542		3,053,829
Green Dot, Cl. A	20,085	[a]	932,145
Houlihan Lokey	85,970		3,886,704
Stifel Financial	86,450		4,636,313
			12,508,991
Energy - 3.2%
Cactus, Cl. A	35,570	[a]	1,157,804
Callon Petroleum	564,603	[a,b]	3,528,769
Core Laboratories	38,330		1,826,041
Dril-Quip	15,000	[a,b]	618,750
Forum Energy Technologies	98,600	[a]	376,652
Gulfport Energy	129,270	[a,b]	707,107
ION Geophysical	23,824	[a]	161,765
McDermott International	70,511	[a,b]	425,886
Oil States International	151,688	[a,b]	2,524,088
Patterson-UTI Energy	45,400	[b]	482,602
Penn Virginia	21,700	[a]	661,850
ProPetro Holding	40,650	[a]	789,423
Qep Resources	78,190	[a]	540,293
SilverBow Resources	34,440	[a]	491,459
SM Energy	44,050	[b]	512,302
Southwestern Energy	242,050	[a,b]	868,960
Superior Energy Services	119,700	[a]	193,914
Tetra Technologies	140,190	[a]	215,893
Whiting Petroleum	35,400	[a,b]	650,652
World Fuel Services	45,380		1,322,373
WPX Energy	61,460	[a]	661,310
			18,717,893

10

Description	Shares		Value ($)
Common Stocks - 97.3% (continued)
Food & Staples Retailing - .2%
Casey's General Stores	9,980		1,288,218
Food, Beverage & Tobacco - 3.4%
Andersons	28,220		766,737
Calavo Growers	20,810	[a,b]	1,819,834
Darling Ingredients	124,980	[a]	2,362,122
Hain Celestial Group	49,700	[a,b]	1,013,383
Landec	168,090	[a]	1,667,453
MGP Ingredients	28,510	[b]	1,716,587
National Beverage	46,058	[a,b]	2,079,519
Nomad Foods	105,210	[a]	2,232,556
Sanderson Farms	10,410	[b]	1,423,151
TreeHouse Foods	91,705	[a,b]	4,780,582
			19,861,924
Health Care Equipment & Services - 4.3%
Acadia Healthcare	56,800	[a,b]	1,830,096
Accuray	262,590	[a]	974,209
Allscripts Healthcare Solutions	278,950	[a,b]	2,714,184
Amedisys	5,079	[a]	570,422
AtriCure	37,500	[a]	1,098,750
Avanos Medical	29,765	[a,b]	1,121,545
Conmed	7,500		603,600
Encompass Health	23,040		1,357,517
Globus Medical, Cl. A	20,075	[a]	788,948
Haemonetics	7,015	[a]	680,385
Integer Holdings	51,388	[a]	3,602,299
LHC Group	8,710	[a]	986,669
Luminex	49,500		1,044,450
MEDNAX	34,400	[a]	848,304
Merit Medical Systems	40,650	[a,b]	2,098,759
Molina Healthcare	11,300	[a]	1,607,538
Nevro	5,130	[a,b]	303,234
Nuvectra	32,000	[a]	121,280
OraSure Technologies	46,900	[a]	389,270
Patterson	54,400	[b]	1,143,488
Teladoc Health	10,890	[a,b]	632,927
			24,517,874
Household & Personal Products - .7%
Inter Parfums	23,470		1,520,387
WD-40	16,730	[b]	2,615,401
			4,135,788
Insurance - 3.8%
American Financial Group	12,980		1,274,636
AMERISAFE	22,110		1,317,093

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.3% (continued)
Insurance - 3.8% (continued)
eHealth	8,810	[a]	621,634
Horace Mann Educators	97,853		3,964,025
Kemper	49,760		4,129,582
Primerica	58,026		6,664,866
RLI	42,550	[b]	3,654,194
			21,626,030
Materials - 4.9%
Balchem	19,840		1,799,289
Cleveland-Cliffs	137,630	[b]	1,197,381
Crown Holdings	60,700	[a]	3,364,601
H.B. Fuller	62,640		2,469,895
Haynes International	14,610		425,589
Ingevity	52,968	[a]	4,645,294
Innophos Holdings	18,800		499,892
Kaiser Aluminum	12,827		1,143,142
Mercer International	109,627		1,570,955
PolyOne	141,141		3,546,873
Scotts Miracle-Gro	64,520	[b]	5,776,476
Silgan Holdings	27,590		799,834
Stepan	14,167		1,202,212
			28,441,433
Media & Entertainment - 2.7%
Cinemark Holdings	97,555	[b]	3,706,114
Criteo, ADR	38,300	[a]	703,188
John Wiley & Sons, Cl. A	24,490		1,023,192
Meredith	113,204	[b]	5,860,571
MSG Networks, Cl. A	199,578	[a,b]	4,213,092
			15,506,157
Personal Products - .4%
Avery Dennison	24,420		2,541,145
Pharmaceuticals Biotechnology & Life Sciences - 3.9%
Acadia Pharmaceuticals	10,740	[a,b]	257,653
Aerie Pharmaceuticals	12,205	[a,b]	444,506
Amneal Pharmaceuticals	86,900	[a,b]	655,226
Anika Therapeutics	70,794	[a]	2,690,172
Array BioPharma	51,185	[a,b]	1,352,308
Biohaven Pharmaceutical Holding	7,355	[a]	415,263
CareDx	16,835	[a]	532,323
Charles River Laboratories International	55,436	[a]	6,954,446
CRISPR Therapeutics	12,365	[a,b]	439,823
Fluidigm	260,725	[a]	3,412,890
Horizon Therapeutics	20,690	[a]	493,043
Intersect ENT	19,900	[a]	469,242

12

Description	Shares		Value ($)
Common Stocks - 97.3% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 3.9% (continued)
Ligand Pharmaceuticals	5,080	[a,b]	545,490
Mallinckrodt	25,000	[a]	217,250
Medicines	9,285	[a]	331,010
Mirati Therapeutics	4,380	[a]	296,920
NanoString Technologies	64,800	[a]	1,842,912
Natera	16,030	[a]	367,087
Ra Pharmaceuticals	13,175	[a]	284,975
uniQure	8,715	[a,b]	516,887
			22,519,426
Real Estate - 6.0%
Corporate Office Properties Trust	147,478	[c]	4,105,788
Healthcare Realty Trust	132,514	[c]	4,272,251
HFF, Cl. A	70,000		3,022,600
MGM Growth Properties, Cl. A	181,225	[c]	5,572,669
QTS Realty Trust, Cl. A	115,462	[b,c]	5,330,880
RE/MAX Holdings, Cl. A	4,765		141,139
Rexford Industrial Realty	88,560	[c]	3,347,568
Terreno Realty	184,825	[c]	8,448,350
Uniti Group	51,600	[b,c]	495,876
			34,737,121
Retailing - 1.9%
At Home Group	32,665	[a]	622,268
Chico's FAS	104,300	[b]	351,491
Etsy	13,580	[a]	846,170
Express	74,970	[a,b]	225,660
Monro	23,715	[b]	1,890,323
Office Depot	294,688		577,588
Party City Holdco	128,600	[a,b]	1,015,940
RTW RetailWinds	54,880	[a]	104,821
Sally Beauty Holdings	289,107	[a,b]	4,388,644
The Children's Place	10,900		1,009,994
			11,032,899
Semiconductors & Semiconductor Equipment - 4.2%
Brooks Automation	151,095	[b]	5,362,362
Cabot Microelectronics	25,405		2,476,225
CEVA	24,230	[a]	553,171
Cypress Semiconductor	117,865		2,100,354
Entegris	58,195	[b]	1,998,416
Impinj	23,600	[a,b]	585,044
Kulicke & Soffa Industries	68,340		1,325,113
Lattice Semiconductor	120,549	[a]	1,543,027
MACOM Technology Solutions Holdings	77,355	[a]	1,094,573

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.3% (continued)
Semiconductors & Semiconductor Equipment - 4.2% (continued)
MaxLinear	116,544	[a]	2,467,236
Rambus	147,080	[a]	1,670,829
Semtech	26,805	[a]	1,067,643
Silicon Laboratories	9,680	[a]	905,758
Veeco Instruments	92,900	[a]	1,067,421
			24,217,172
Software & Services - 7.7%
American Software, Cl. A	125,100		1,585,017
Bottomline Technologies	23,465	[a]	1,024,951
Box, Cl. A	27,140	[a]	501,819
Cass Information Systems	58,792		2,649,755
Cloudera	163,600	[a,b]	1,500,212
Conduent	109,200	[a]	971,880
CoreLogic	98,810	[a]	3,872,364
Coupa Software	15,485	[a,b]	1,691,117
Euronet Worldwide	14,285	[a]	2,214,746
Everbridge	27,100	[a]	2,131,144
FireEye	124,000	[a,b]	1,809,160
Five9	22,170	[a]	1,138,430
HubSpot	7,745	[a]	1,342,054
Interxion Holding	39,165	[a,b]	2,886,852
Jack Henry & Associates	16,330		2,142,823
KBR	93,940		2,087,347
ManTech International, Cl. A	57,238		3,512,696
Nuance Communications	159,950	[a]	2,746,341
OneSpan	57,200	[a]	797,940
Pluralsight, Cl. A	8,475	[a,b]	270,014
SeaChange International	120,120	[a]	152,552
TiVo	108,190		778,968
Trade Desk, Cl. A	3,870	[a,b]	769,395
Unisys	61,400	[a]	595,580
Varonis Systems	3,800	[a]	237,652
Verint Systems	83,269	[a]	4,725,516
			44,136,325
Technology Hardware & Equipment - 3.6%
Ciena	111,830	[a]	3,907,340
Diebold Nixdorf	113,400	[a]	963,900
II-VI	17,430	[a,b]	547,825
Infinera	206,520	[a,b]	642,277
Itron	35,530	[a]	2,012,774
Kimball Electronics	33,200	[a]	473,100
Littelfuse	12,921		2,108,836

14

Description	Shares		Value ($)
Common Stocks - 97.3% (continued)
Technology Hardware & Equipment - 3.6% (continued)
Lumentum Holdings	4,770	[a]	193,042
MTS Systems	21,650	[b]	1,174,729
NCR	47,540	[a,b]	1,454,724
Novanta	8,225	[a]	658,165
OSI Systems	15,410	[a,b]	1,596,322
Quantum	34,603	[a]	92,736
Ribbon Communications	126,600	[a]	540,582
Rogers	1,720	[a]	237,343
Stratasys	23,500	[a,b]	514,885
Viavi Solutions	129,900	[a]	1,565,295
Vishay Intertechnology	151,200		2,304,288
			20,988,163
Telecommunication Services - .3%
Bandwidth, Cl. A	12,110	[a]	878,823
Vonage Holdings	76,465	[a]	905,346
			1,784,169
Transportation - 1.5%
Danaos	6,971	[a]	85,046
Forward Air	19,360		1,080,869
Hertz Global Holdings	63,900	[a]	899,073
Hub Group, Cl. A	27,720	[a]	1,079,971
Landstar System	32,920		3,168,550
Ryder System	20,670		1,043,835
Saia	17,420	[a]	1,027,780
			8,385,124
Utilities - 3.3%
Allete	47,330		3,875,854
American States Water	17,410	[b]	1,269,885
Atlantic Power	605,990	[a]	1,411,957
Chesapeake Utilities	32,665		2,965,329
Ormat Technologies	26,750	[b]	1,579,320
South Jersey Industries	125,138		3,948,104
Southwest Gas Holdings	30,010		2,555,051
Vistra Energy	58,994		1,389,899
			18,995,399
Total Common Stocks (cost $496,100,790)			562,015,988

Exchange-Traded Funds - .4%
Registered Investment Companies - .4%
iShares Russell 2000 ETF (cost $2,272,620)	15,000	[b]	2,187,900

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Shares		Value ($)
Convertible Bonds - .1%
Utilities - .1%
Vistra Energy (cost $828,168)	7.00	7/01/19	8,100	[b]	783,351
		1-Day Yield (%)
Investment Companies - 2.4%
Registered Investment Companies - 2.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $13,889,363)		2.40	13,889,363	[d]	13,889,363

Investment of Cash Collateral for Securities Loaned - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $6,079,060)		2.40	6,079,060	[d]	6,079,060
Total Investments (cost $519,170,001)			101.3%		584,955,662
Liabilities, Less Cash and Receivables			(1.3%)		(7,377,046)
Net Assets			100.0%		577,578,616

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At May 31, 2019, the value of the fund’s securities on loan was $126,849,888 and the value of the collateral held by the fund was $131,296,575, consisting of cash collateral of $6,079,060 and U.S. Government & Agency securities valued at $125,217,515.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

16

Portfolio Summary (Unaudited) †	Value (%)
Industrials	21.2
Financials	16.8
Information Technology	15.5
Consumer Discretionary	8.3
Health Care	7.2
Real Estate	6.0
Materials	4.6
Consumer Staples	4.2
Investment Companies	3.9
Utilities	3.4
Energy	3.2
Communication Services	3.0
Consumer, Non-Cyclical	2.9
Consumer, Cyclical	.8
Basic Materials	.3
101.3

† Based on net assets.

See notes to financial statements.

17

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 11/30/18($)	Purchases($)	Sales($)	Value 5/31/19($)	Net Assets(%)	Dividend/ Distributions($)
Registered Investment Companies
Dreyfus Institutional Preferred Government Plus Money Market Fund	12,595,400	349,719,738	348,425,775	13,889,363	2.4	219,270
Investment of Cash Collateral for Securities Loaned:†
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	32,704,474	9,573,496	42,277,970	-	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	56,448,450	50,369,390	6,079,060	1.1	-
Total	45,299,874	415,741,684	441,073,135	19,968,423	3.5	219,270

† Effective January 2, 2019, cash collateral for securities lending was transferred from Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares to Dreyfus Institutional Preferred Government Plus Money Market Fund.

See notes to financial statements.

18

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $126,849,888)—Note 1(b):
Unaffiliated issuers	499,201,578	564,987,239
Affiliated issuers	19,968,423	19,968,423
Cash		3,536
Receivable for investment securities sold		932,768
Dividends, interest and securities lending income receivable		558,069
Receivable for shares of Common Stock subscribed		395,163
Prepaid expenses		39,385
		586,884,583
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		502,915
Liability for securities on loan—Note 1(b)		6,079,060
Payable for investment securities purchased		1,914,054
Payable for shares of Common Stock redeemed		756,993
Directors fees and expenses payable		12,462
Accrued expenses		40,483
		9,305,967
Net Assets ($)		577,578,616
Composition of Net Assets ($):
Paid-in capital		518,986,244
Total distributable earnings (loss)		58,592,372
Net Assets ($)		577,578,616

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	1,059,118	518,469	13,945,745	562,055,284
Shares Outstanding	53,072	28,867	685,590	27,667,194
Net Asset Value Per Share ($)	19.96	17.96	20.34	20.31

See notes to financial statements.

19

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2019 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $8,328 foreign taxes withheld at source):
Unaffiliated issuers	4,576,008
Affiliated issuers	219,270
Income from securities lending—Note 1(b)	89,600
Total Income	4,884,878
Expenses:
Management fee—Note 3(a)	2,864,741
Professional fees	47,320
Directors’ fees and expenses—Note 3(d)	36,195
Registration fees	33,695
Custodian fees—Note 3(c)	26,633
Shareholder servicing costs—Note 3(c)	6,998
Prospectus and shareholders’ reports	6,503
Loan commitment fees—Note 2	6,003
Distribution fees—Note 3(b)	1,977
Miscellaneous	21,297
Total Expenses	3,051,362
Less—reduction in expenses due to undertaking—Note 3(a)	(559)
Net Expenses	3,050,803
Investment Income—Net	1,834,075
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(2,198,208)
Net unrealized appreciation (depreciation) on investments	(42,630,140)
Net Realized and Unrealized Gain (Loss) on Investments	(44,828,348)
Net (Decrease) in Net Assets Resulting from Operations	(42,994,273)

See notes to financial statements.

20

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018
Operations ($):
Investment income—net	1,834,075	2,885,212
Net realized gain (loss) on investments	(2,198,208)	77,359,132
Net unrealized appreciation (depreciation) on investments	(42,630,140)	(110,039,814)
Net Increase (Decrease) in Net Assets Resulting from Operations	(42,994,273)	(29,795,470)
Distributions ($):
Distributions to shareholders:
Class A	(110,050)	(64,787)
Class C	(66,106)	(7,868)
Class I	(2,598,752)	(1,228,285)
Class Y	(78,332,501)	(54,610,093)
Total Distributions	(81,107,409)	(55,911,033)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	161,655	92,055
Class C	52,000	472,927
Class I	5,430,630	16,731,975
Class Y	39,242,131	75,166,525
Distributions reinvested:
Class A	108,467	63,405
Class C	65,008	7,867
Class I	2,072,895	964,379
Class Y	33,919,144	23,821,651
Cost of shares redeemed:
Class A	(90,266)	(75,592)
Class C	(53,579)	(72,895)
Class I	(14,537,573)	(11,273,631)
Class Y	(168,418,474)	(180,898,249)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(102,047,962)	(74,999,583)
Total Increase (Decrease) in Net Assets	(226,149,644)	(160,706,086)
Net Assets ($):
Beginning of Period	803,728,260	964,434,346
End of Period	577,578,616	803,728,260

21

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018
Capital Share Transactions (Shares):
Class Aa
Shares sold	7,703	3,589
Shares issued for distributions reinvested	5,940	2,567
Shares redeemed	(4,338)	(3,096)
Net Increase (Decrease) in Shares Outstanding	9,305	3,060
Class Ca
Shares sold	2,745	20,627
Shares issued for distributions reinvested	3,942	345
Shares redeemed	(3,049)	(3,048)
Net Increase (Decrease) in Shares Outstanding	3,638	17,924
Class Ia
Shares sold	256,405	656,859
Shares issued for distributions reinvested	111,506	38,402
Shares redeemed	(701,843)	(440,307)
Net Increase (Decrease) in Shares Outstanding	(333,932)	254,954
Class Ya
Shares sold	1,886,437	2,952,382
Shares issued for distributions reinvested	1,826,449	949,722
Shares redeemed	(7,905,756)	(7,107,076)
Net Increase (Decrease) in Shares Outstanding	(4,192,870)	(3,204,972)

[a] During the period ended May 31, 2019, 257,444 Class Y shares representing $5,410,912 were exchanged for 257,122 Class I shares, 215 Class C shares representing $4,177 were exchanged for 194 Class A shares and during the period ended November 30, 2018, 131 Class C shares representing $3,145 were automatically exchanged for 121 Class A shares, 622,430 Class Y shares representing $15,845,547 were exchanged for 621,891 Class I shares.

See notes to financial statements.

22

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2019	Year Ended November 30,
Class A Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	23.94	26.44	22.72	22.02	24.89	26.25
Investment Operations:
Investment income (loss)—net[a]	.02	(.01)	.00[b]	.09	.07	.01
Net realized and unrealized gain (loss) on investments	(1.33)	(.98)	3.79	2.02	(.02)	.84
Total from Investment Operations	(1.31)	(.99)	3.79	2.11	.05	.85
Distributions:
Dividends from investment income—net	(.00)[b]	-	(.07)	(.11)	(.00)[b]	(.08)
Dividends from net realized gain on investments	(2.67)	(1.51)	-	(1.30)	(2.92)	(2.13)
Total Distributions	(2.67)	(1.51)	(.07)	(1.41)	(2.92)	(2.21)
Net asset value, end of period	19.96	23.94	26.44	22.72	22.02	24.89
Total Return (%)[c]	(4.42)[d]	(3.93)	16.74	10.72	.01	3.35
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.38[e]	1.35	1.30	1.30	1.29	1.31
Ratio of net expenses to average net assets	1.30[e]	1.30	1.28	1.30	1.29	1.30
Ratio of net investment income (loss) to average net assets	.23[e]	(.05)	.01	.44	.31	.02
Portfolio Turnover Rate	29.56[d]	58.85	67.90	66.57	65.39	104.22
Net Assets, end of period ($ x 1,000)	1,059	1,048	1,076	2,862	2,250	2,015

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

23

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2019	Year Ended November 30,
Class C Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	21.92	24.51	21.15	20.68	23.70	25.19
Investment Operations:
Investment (loss)—net[a]	(.05)	(.19)	(.16)	(.07)	(.09)	(.20)
Net realized and unrealized gain (loss) on investments	(1.24)	(.89)	3.52	1.90	(.01)	.84
Total from Investment Operations	(1.29)	(1.08)	3.36	1.83	(.10)	.64
Distributions:
Dividends from investment income—net	-	-	-	(.06)	–	–
Dividends from net realized gain on investments	(2.67)	(1.51)	-	(1.30)	(2.92)	(2.13)
Total Distributions	(2.67)	(1.51)	-	(1.36)	(2.92)	(2.13)
Net asset value, end of period	17.96	21.92	24.51	21.15	20.68	23.70
Total Return (%)[b]	(4.79)[c]	(4.65)	15.89	9.94	(.72)	2.60
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.11[d]	2.15	2.31	2.33	2.42	2.22
Ratio of net expenses to average net assets	2.05[d]	2.05	2.04	2.05	2.04	2.05
Ratio of net investment (loss) to average net assets	(.51)[d]	(.82)	(.74)	(.39)	(.47)	(.83)
Portfolio Turnover Rate	29.56[c]	58.85	67.90	66.57	65.39	104.22
Net Assets, end of period ($ x 1,000)	518	553	179	146	154	55

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

24

	Six Months Ended
	May 31, 2019	Year Ended November 30,
Class I Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	24.41	26.90	23.09	22.36	25.22	26.55
Investment Operations:
Investment income—net[a]	.06	.07	.07	.15	.14	.08
Net realized and unrealized gain (loss) on investments	(1.37)	(1.00)	3.87	2.06	(.03)	.87
Total from Investment Operations	(1.31)	(.93)	3.94	2.21	.11	.95
Distributions:
Dividends from investment income—net	(.09)	(.05)	(.13)	(.18)	(.05)	(.15)
Dividends from net realized gain on investments	(2.67)	(1.51)	-	(1.30)	(2.92)	(2.13)
Total Distributions	(2.76)	(1.56)	(.13)	(1.48)	(2.97)	(2.28)
Net asset value, end of period	20.34	24.41	26.90	23.09	22.36	25.22
Total Return (%)	(4.29)[b]	(3.63)	17.14	11.09	.26	3.72
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.99[c]	.97	1.00	.99	.97	.95
Ratio of net expenses to average net assets	.99[c]	.97	.98	.99	.97	.95
Ratio of net investment income to average net assets	.55[c]	.27	.29	.75	.62	.31
Portfolio Turnover Rate	29.56[b]	58.85	67.90	66.57	65.39	104.22
Net Assets, end of period ($ x 1,000)	13,946	24,890	20,566	16,478	20,731	20,403

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

25

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2019	Year Ended November 30,
Class Y Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	24.40	26.88	23.08	22.35	25.21	26.54
Investment Operations:
Investment income—net[a]	.06	.08	.08	.16	.15	.12
Net realized and unrealized gain (loss) on investments	(1.38)	(.99)	3.86	2.06	(.03)	.83
Total from Investment Operations	(1.32)	(.91)	3.94	2.22	.12	.95
Distributions:
Dividends from investment income—net	(.10)	(.06)	(.14)	(.19)	(.06)	(.15)
Dividends from net realized gain on investments	(2.67)	(1.51)	-	(1.30)	(2.92)	(2.13)
Total Distributions	(2.77)	(1.57)	(.14)	(1.49)	(2.98)	(2.28)
Net asset value, end of period	20.31	24.40	26.88	23.08	22.35	25.21
Total Return (%)	(4.33)[b]	(3.56)	17.15	11.13	.31	3.71
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96[c]	.94	.94	.95	.95	.95
Ratio of net expenses to average net assets	.96[c]	.94	.93	.95	.95	.95
Ratio of net investment income to average net assets	.58[c]	.31	.35	.79	.65	.45
Portfolio Turnover Rate	29.56[b]	58.85	67.90	66.57	65.39	104.22
Net Assets, end of period ($ x 1,000)	562,055	777,237	942,613	797,087	770,763	747,120

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

26

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Select Managers Small Cap Value Fund (the “fund”) is a separate non-diversified series of BNY Mellon Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund. The fund’s investment objective is to seek capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser and the fund’s portfolio allocation manager. Walthausen & Co., LLC (“Walthausen”), Neuberger Berman Investment Advisers LLC (“Neuberger Berman”), Kayne Anderson Rudnick Investment Management, LLC (“Kayne”), Channing Capital Management, LLC (“Channing”) and Eastern Shore Capital Management (“Eastern Shore”) serve as the fund’s sub-investment advisers, each managing an allocated portion of the fund’s portfolio.

Effective May 15, 2019, the Company’s Board of Directors (the “Board”) voted to terminate the fund’s sub-investment advisory agreement with Thompson, Siegel and Walmsley, LLC.

Effective June 3, 2019, the fund changed its name from Dreyfus Select Managers Small Cap Value Fund to BNY Mellon Select Managers Small Cap Value Fund and the Company changed its name from Strategic Funds, Inc. to BNY Mellon Strategic Funds, Inc. In addition, The Dreyfus Corporation, the fund’s investment adviser and administrator, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. As of the date of this

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

28

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Service is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

	Level 1 – Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks†	562,015,988	-	-	562,015,988
Convertible Bond	-	783,351	-	783,351
Exchange-Traded Funds	2,187,900	-	-	2,187,900
Investment Companies	19,968,423	-	-	19,968,423

† See Statement of Investments for additional detailed categorizations.

30

At May 31, 2019, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended May 31, 2019, The Bank of New York Mellon earned $18,849 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2018 was as follows: ordinary income $12,740,954 and long-term capital gains $43,170,079. The tax character of current year distributions will be determined at the end of the current fiscal year.

(f) New Accounting Pronouncements: In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended

32

funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2019, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .90% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from December 1, 2018 through March 29, 2020, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.05% of the value of the fund’s average daily net assets. On or after March 29, 2020, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertakings, amounted to $559 during the period ended May 31, 2019.

Pursuant to separate sub-investment advisory agreements between the Adviser and Walthausen, Neuberger Berman, Kayne, Channing and Eastern Shore, each serves as the fund’s sub-investment adviser responsible for the day-to-day management of a portion of the fund’s portfolio. The Adviser pays each sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by the Adviser to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

disclose the sub-investment advisory fee payable by the Adviser separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2019, Class C shares were charged $1,977 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2019, Class A and Class C shares were charged $1,203 and $659, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. The fund had an arrangement with the custodian to receive earnings credits when positive cash balances were maintained, which were used to offset custody fees. Effective February 1, 2019, the arrangement with the custodian changed whereby the fund will no longer receive earnings credits to offset its custody fees and will receive interest income or overdraft fees going forward. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2019, the fund was charged

34

$2,530 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2019, the fund was charged $26,633 pursuant to the custody agreement.

During the period ended May 31, 2019, the fund was charged $10,088 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees $468,161, Distribution Plan fees $350, Shareholder Services Plan fees $332, Custodian fees $25,000, Chief Compliance Officer fees $8,181 and transfer agency fees $973, which are offset against an expense reimbursement currently in effect in the amount of $82.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2019, amounted to $158,327,806 and $318,711,032, respectively.

At May 31, 2019, accumulated net unrealized appreciation on investments was $65,785,661, consisting of $117,573,013 gross unrealized appreciation and $51,787,352 gross unrealized depreciation.

At May 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

35

NOTES

36

NOTES

37

For More Information

BNY Mellon Select Managers Small Cap Value Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Advisers

Walthausen & Co., LLC
9 Executive Park Drive, Suite B
Clifton Park, NY 12065

Neuberger Berman Investment Advisers, LLC
605 Third Avenue
New York, NY 10158

Kayne Anderson Rudnick Investment
Management, LLC
1800 Avenue of the Stars, Second Floor

Los Angeles, CA 90067
Channing Capital Management, LLC
10 South LaSalle Street
Suite 2401
Chicago, IL 60633

Eastern Shore Capital Management
18 Sewall Street
Marblehead, MA 01945

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DMVAX Class C: DMECX Class I: DMVIX Class Y: DMVYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 6246SA0519

BNY Mellon U.S. Equity Fund

SEMIANNUAL REPORT May 31, 2019

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bnymellonim.com/us and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon U.S. Equity Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon U.S. Equity Fund (formerly, Dreyfus U.S. Equity Fund), covering the six-month period from December 1, 2018 through May 31, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equity markets experienced a sharp sell-off in December 2018, triggered in part by heightened concerns over rising interest rates, trade tensions and slowing global growth. The slump largely erased prior gains on U.S. indices, while losses deepened in international markets. In December, it appeared that the U.S. Federal Reserve (the “Fed”) would maintain its hawkish stance on monetary policy. However, comments made by the Fed in January indicated that it would slow the pace of interest-rate increases, and this helped stimulate a rebound across equity markets that continued through much of the reporting period. However, in May, escalating trade tensions once again disrupted equity market progress, causing stock prices to pull back.

At the end of 2018, equity volatility and global growth concerns triggered a flight to quality in many areas of the bond market, raising Treasury prices and flattening the yield curve. After encouraging comments by the Fed in January, fixed-income markets rallied. Bond prices benefited from falling rates through the end of the period.

We remain positive on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
June 17, 2019

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2018 through May 31, 2019, as provided by Charlie Macquaker, Roy Leckie, and Jane Henderson, the three members of the Investment Executive at Walter Scott & Partners Limited (WS), Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended May 31, 2019, BNY Mellon U.S. Equity Fund’s (formerly, Dreyfus U.S. Equity Fund) Class A shares achieved a return of 1.06%, Class C shares returned 0.73%, Class I shares returned 1.25%, and Class Y shares returned 1.22%.1 In comparison, the fund’s benchmark, the MSCI USA Index (the “Index”), achieved a return of 0.69% over the same period.2

U.S. equities weathered periodic volatility but advanced moderately during the reporting period, bolstered by strong economic fundamentals and supportive central bank policy. Successful stock selection within the materials and consumer staples sectors, along with an overweight allocation to information technology, were the primary drivers of outperformance over the period.

The Fund’s Investment Approach

The fund seeks long-term total return. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies located in the United States. The fund may invest in the securities of companies of any market capitalization. Walter Scott seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable growth. Walter Scott focuses on individual stock selection, building the fund’s portfolio from the bottom up through extensive fundamental research. The investment process begins with the screening of reported company financials. Companies that meet certain broad absolute and trend criteria are candidates for more detailed financial analysis. The fund’s Investment Team collectively reviews and selects those stocks that meet Walter Scott’s criteria and where the expected growth rate is combined with a reasonable valuation for the underlying equity. Market capitalization and sector allocations are a residual of, not part of, the investment process, because the Investment Team’s sole focus is on the analysis of and investment in individual companies.

Markets Pivot on Central Bank and Trade Activity

Markets experienced periodic volatility over the six months but gained ground over the reporting period as a whole. In December, many equity markets felt pressure from slowing global growth, escalating trade issues between the United States and China, Brexit difficulties, and additional geopolitical issues elsewhere in Europe and the emerging markets. Renewed articulation of hawkish narratives by U.S. Federal Reserve (“Fed”) officials alarmed investors and stoked volatility. In December, equities reached new lows for the year, as economic and political news continued to unnerve investors. Investors also feared the European Central Bank (ECB) would proceed with its plan to conclude stimulus measures in January, despite moderating growth rates.

January marked a turnaround in the markets. Talk of a potential trade deal between the U.S. and China helped fuel investor optimism, as equity prices recovered. The ECB announced it

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

would provide additional stimulus to support the eurozone economy. China also announced plans to stoke its slowing economic growth rate. At its first meeting of the year, the Fed emphasized its focus on data as a primary driver for rate-hike decisions, and its ability to suspend additional rate increases when the data is not supportive. These sentiments reassured investors of central bankers’ commitments to support flagging growth. The market rebound continued throughout the first several months of 2019. However, renewed trade disputes in May caused equity markets to pull back again.

Stock Selection Buoyed Fund Results

The fund’s positive results compared to the Index stemmed from the success of our security selection. Stock picks within the materials and consumer staples sectors were particularly additive, as was an overweight to the information technology sector. The fund’s health care names also displayed notable resilience against the backdrop of a very weak sector. Several information technology companies were also among the top overall contributors to portfolio performance, such as Manhattan Associates, Mastercard, and Paychex. Supply-chain solutions company Manhattan Associates enjoyed solid earnings growth during the period and raised guidance for the year. Mastercard and Paychex benefited from solid demand for their products, stemming from trends towards non-cash purchasing and payroll outsourcing, respectively. Health care company Cerner was also among the top individual contributors to results.

Conversely, stock selection within the industrials and energy sectors detracted from relative returns, as did relative underweights to the communication services and real estate sectors. The top individual detractors included pharmaceutical company Biogen, which suffered a falling stock price during the period due to several factors, including patent concerns and termination of trials on its Alzheimer’s medication. We have since exited the position. Health care service provider Healthcare Services Group was also sold during the period. The company experienced a declining stock price amid a class-action lawsuit and reduced demand for its services. Energy companies EOG Resources and Schlumberger were also among the top overall detractors from performance for the period.

Maintaining a Company-by-Company Approach

Although we do not manage the fund’s investments in response to macroeconomic trends, it is worth noting that we believe the U.S. economic cycle continues to display signs of maturity. It is possible that slower global growth, rising costs, and a strong dollar may obscure the outlook for corporate earnings. Although the economy is relatively robust, the Fed will likely remain on hold in terms of any monetary tightening given the risks to growth. As periods of market volatility continue to give way to increasing market valuations, we anticipate that hyped growth stories and excess levels of debt lurking on strained balance sheets may come under more scrutiny as the market pays greater heed to fundamentals.

In that context, our focus remains very much unchanged. We shall continue to identify and invest in market-leading, financially robust companies with the strategic strengths and vision to generate meaningful returns over the long term. Our distinctly long-term lens allows us to focus on the underlying strengths and opportunities of a business. Not only does that approach mean we waste very little time trying to second-guess short-term market moves, but it ensures we are invested in companies that have the attributes we believe are needed to succeed regardless of the external environment in which they operate. We will continue to

4

look for opportunities that benefit investors, capturing gains when the market rallies, and adding to fundamentally strong companies when the market pulls back.

June 17, 2019

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures for the fund reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an undertaking in effect through March 29, 2020, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower. Past performance is no guarantee of future results.

2 Source: Lipper Inc. — The MSCI USA Index is designed to measure the performance of the large- and mid-cap segments of the U.S. market. It reflects reinvestment of net dividends and, where applicable, capital gain distributions. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon U.S. Equity Fund from December 1, 2018 to May 31, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2019
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.76	$9.51	$4.11	$4.01
Ending value (after expenses)	$1,010.60	$1,007.30	$1,012.50	$1,012.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2019
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.79	$9.55	$4.13	$4.03
Ending value (after expenses)	$1,019.20	$1,015.46	$1,020.84	$1,020.94

† Expenses are equal to the fund’s annualized expense ratio of 1.15% for Class A, 1.90% for Class C, .82% for Class I and .80% for Class Y, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
May 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.0%
Capital Goods - 12.1%
Amphenol, Cl. A	143,800		12,510,600
Donaldson	170,900	[a]	8,109,205
Fastenal	403,200	[a]	12,333,888
Flowserve	238,500	[a]	11,078,325
Hexcel	178,700		13,007,573
Toro	174,200		11,350,872
			68,390,463
Commercial & Professional Services - 2.1%
Automatic Data Processing	73,300		11,736,796
Consumer Durables & Apparel - 2.1%
NIKE, Cl. B	155,400		11,987,556
Consumer Services - 4.3%
McDonald's	61,900		12,272,913
Starbucks	157,200		11,956,632
			24,229,545
Energy - 4.4%
EOG Resources	136,820		11,202,821
Pioneer Natural Resources	27,000		3,832,920
Schlumberger	287,850		9,985,516
			25,021,257
Health Care Equipment & Services - 12.3%
Cerner	217,900		15,246,463
Edwards Lifesciences	66,200	[b]	11,300,340
Henry Schein	186,200	[a,b]	12,002,452
Intuitive Surgical	22,100	[b]	10,273,185
ResMed	89,300		10,190,916
Stryker	59,500		10,902,780
			69,916,136
Household & Personal Products - 3.9%
Colgate-Palmolive	165,600		11,529,072
Estee Lauder, Cl. A	67,000		10,789,010
			22,318,082
Materials - 6.5%
Ecolab	66,200		12,186,758
FMC	149,600		10,988,120
Linde	74,400		13,432,920
			36,607,798
Media & Entertainment - 3.9%
Alphabet, Cl. C	9,306	[b]	10,270,381
Walt Disney	91,500		12,081,660
			22,352,041

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.0% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 8.7%
Eli Lilly & Co.	101,800		11,802,692
Gilead Sciences	133,300		8,297,925
Johnson & Johnson	84,100		11,029,715
Mettler-Toledo International	11,400	[b]	8,243,226
Waters	49,100	[b]	9,854,861
			49,228,419
Retailing - 7.7%
Booking Holdings	6,800	[b]	11,262,296
Dollar General	48,100		6,122,168
O'Reilly Automotive	35,100	[b]	13,035,087
The TJX Companies	259,800		13,065,342
			43,484,893
Software & Services - 18.9%
Adobe	50,600	[b]	13,707,540
ANSYS	31,300	[b]	5,618,350
Cognizant Technology Solutions, Cl. A	171,700		10,633,381
Jack Henry & Associates	67,600		8,870,472
Manhattan Associates	233,300	[a,b]	15,274,151
Mastercard, Cl. A	58,400		14,687,016
Microsoft	109,200		13,505,856
Oracle	241,900		12,240,140
Paychex	149,900		12,859,921
			107,396,827
Technology Hardware & Equipment - 8.1%
Cisco Systems	257,500		13,397,725
Cognex	239,700		9,731,820
IPG Photonics	76,900	[a,b]	9,625,573
Te Connectivity	155,200		13,072,496
			45,827,614
Transportation - 2.0%
Expeditors International of Washington	159,700		11,113,523
Total Common Stocks (cost $339,866,876)			549,610,950

8

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 2.8%
Registered Investment Companies - 2.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $15,840,736)	2.40	15,840,736	[c]	15,840,736
Total Investments (cost $355,707,612)		99.8%		565,451,686
Cash and Receivables (Net)		.2%		975,407
Net Assets		100.0%		566,427,093

a Security, or portion thereof, on loan. At May 31, 2019, the value of the fund’s securities on loan was $41,852,336 and the value of the collateral held by the fund was $43,152,965, consisting of U.S. Government & Agency securities.

b Non-income producing security.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	27.1
Health Care	19.0
Consumer Discretionary	14.1
Industrials	11.8
Materials	6.5
Energy	4.4
Consumer, Non-cyclical	4.1
Communication Services	3.9
Consumer Staples	3.9
Investment Companies	2.8
Industrial	2.2
99.8

† Based on net assets.

See notes to financial statements.

9

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 11/30/18($)	Purchases($)	Sales($)	Value 5/31/19($)	Net Assets(%)	Dividend/ Distributions($)
Registered Investment Companies:
Dreyfus Institutional Preferred Government Plus Money Market Fund	9,587,340	107,425,825	101,172,429	15,840,736	2.8	186,904
Investment of Cash Collateral for Securities Loaned:†
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	4,646,934	2,193,423	6,840,357	-	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	17,842,861	17,842,861	-	-	-
Total	14,234,274	127,462,109	125,855,647	15,840,736	2.8	186,904

† Effective January 2, 2019, cash collateral for securities lending was transferred from Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares to Dreyfus Institutional Preferred Government Plus Money Market Fund.

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $41,852,336)—Note 1(b):
Unaffiliated issuers	339,866,876	549,610,950
Affiliated issuers	15,840,736	15,840,736
Receivable for shares of Common Stock subscribed		923,714
Dividends, interest and securities lending income receivable		708,689
Prepaid expenses		50,260
		567,134,349
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		379,722
Payable for shares of Common Stock redeemed		279,175
Directors fees and expenses payable		11,079
Accrued expenses		37,280
		707,256
Net Assets ($)		566,427,093
Composition of Net Assets ($):
Paid-in capital		351,168,137
Total distributable earnings (loss)		215,258,956
Net Assets ($)		566,427,093

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	1,109,772	110,604	21,747,762	543,458,955
Shares Outstanding	59,914	6,466	1,171,079	29,280,321
Net Asset Value Per Share ($)	18.52	17.11	18.57	18.56

See notes to financial statements.

11

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2019 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	3,652,348
Affiliated issuers	186,904
Income from securities lending—Note 1(b)	57,374
Interest	16
Total Income	3,896,642
Expenses:
Management fee—Note 3(a)	2,047,220
Professional fees	38,999
Registration fees	33,135
Directors’ fees and expenses—Note 3(d)	32,998
Shareholder servicing costs—Note 3(c)	5,350
Loan commitment fees—Note 2	5,241
Prospectus and shareholders’ reports	5,020
Custodian fees—Note 3(c)	4,577
Interest expense—Note 2	674
Distribution fees—Note 3(b)	322
Miscellaneous	17,173
Total Expenses	2,190,709
Less—reduction in expenses due to undertaking—Note 3(a)	(627)
Net Expenses	2,190,082
Investment Income—Net	1,706,560
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	3,824,998
Net unrealized appreciation (depreciation) on investments	(2,425,936)
Net Realized and Unrealized Gain (Loss) on Investments	1,399,062
Net Increase in Net Assets Resulting from Operations	3,105,622

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018
Operations ($):
Investment income—net	1,706,560	2,891,782
Net realized gain (loss) on investments	3,824,998	49,619,802
Net unrealized appreciation (depreciation) on investments	(2,425,936)	(1,641,630)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,105,622	50,869,954
Distributions ($):
Distributions to shareholders:
Class A	(67,642)	(90,769)
Class C	(8,507)	(12,898)
Class I	(2,181,456)	(2,474,479)
Class Y	(50,264,664)	(57,283,211)
Total Distributions	(52,522,269)	(59,861,357)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	433,328	109,475
Class C	33,836	10,387
Class I	3,912,366	12,447,070
Class Y	96,208,901	64,270,703
Distributions reinvested:
Class A	62,854	85,430
Class C	7,144	12,511
Class I	1,739,482	1,975,961
Class Y	26,580,083	29,437,437
Cost of shares redeemed:
Class A	(108,088)	(231,056)
Class C	(5,075)	(70,392)
Class I	(4,653,570)	(12,202,578)
Class Y	(66,225,539)	(78,202,063)
Increase (Decrease) in Net Assets from Capital Stock Transactions	57,985,722	17,642,885
Total Increase (Decrease) in Net Assets	8,569,075	8,651,482
Net Assets ($):
Beginning of Period	557,858,018	549,206,536
End of Period	566,427,093	557,858,018

13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018
Capital Share Transactions (Shares):
Class Aa
Shares sold	23,388	5,413
Shares issued for distributions reinvested	3,764	4,525
Shares redeemed	(5,744)	(11,812)
Net Increase (Decrease) in Shares Outstanding	21,408	(1,874)
Class Ca
Shares sold	1,849	541
Shares issued for distributions reinvested	462	705
Shares redeemed	(328)	(3,773)
Net Increase (Decrease) in Shares Outstanding	1,983	(2,527)
Class Ib
Shares sold	208,579	628,934
Shares issued for distributions reinvested	104,036	104,438
Shares redeemed	(249,184)	(625,791)
Net Increase (Decrease) in Shares Outstanding	63,431	107,581
Class Yb
Shares sold	5,225,018	3,225,362
Shares issued for distributions reinvested	1,590,669	1,556,712
Shares redeemed	(3,549,397)	(3,927,879)
Net Increase (Decrease) in Shares Outstanding	3,266,290	854,195

[a] During the period ended November 30, 2018, 554 Class C shares representing $10,976 were automatically exchanged for 523 Class A shares.

[b] During the period ended May 31, 2019, 141,968 Class Y shares representing $2,666,437 were exchanged for 141,874 Class I shares and during the period ended November 30, 2018, 582,018 Class Y shares representing $11,508,672 were exchanged for 581,786 Class I shares.

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2019	Year Ended November 30,
Class A Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	20.44	20.85	18.29	19.77	20.70	19.67
Investment Operations:
Investment income—net[a]	.03	.03	.06	.08	.08	.10
Net realized and unrealized gain (loss) on investments	(.02)	1.77	4.00	1.18	.01[b]	1.08
Total from Investment Operations	.01	1.80	4.06	1.26	.09	1.18
Distributions:
Dividends from investment income—net	(.03)	(.04)	(.10)	(.11)	(.08)	(.07)
Dividends from net realized gain on investments	(1.90)	(2.17)	(1.40)	(2.63)	(.94)	(.08)
Total Distributions	(1.93)	(2.21)	(1.50)	(2.74)	(1.02)	(.15)
Net asset value, end of period	18.52	20.44	20.85	18.29	19.77	20.70
Total Return (%)[c]	1.06[d]	9.49	24.07	7.85	.50	6.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.23[e]	1.25	1.20	1.17	1.16	1.16
Ratio of net expenses to average net assets	1.15[e]	1.15	1.15	1.15	1.14	1.14
Ratio of net investment income to average net assets	.28[e]	.17	.31	.46	.41	.48
Portfolio Turnover Rate	14.34[d]	17.14	13.28	5.31	13.81	12.14
Net Assets, end of period ($ x 1,000)	1,110	787	842	1,775	1,449	2,071

a Based on average shares outstanding.

b In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	May 31, 2019	Year Ended November 30,
Class C Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	19.07	19.70	17.38	18.94	19.93	19.04
Investment Operations:
Investment (loss)—net[a]	(.04)	(.11)	(.08)	(.05)	(.07)	(.05)
Net realized and unrealized gain (loss) on investments	(.02)	1.65	3.80	1.12	.02[b]	1.03
Total from Investment Operations	(.06)	1.54	3.72	1.07	(.05)	.98
Distributions:
Dividends from investment income—net	-	-	-	-	-	(.01)
Dividends from net realized gain on investments	(1.90)	(2.17)	(1.40)	(2.63)	(.94)	(.08)
Total Distributions	(1.90)	(2.17)	(1.40)	(2.63)	(.94)	(.09)
Net asset value, end of period	17.11	19.07	19.70	17.38	18.94	19.93
Total Return (%)[c]	.73[d]	8.69	23.11	7.03	(.29)	5.23
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.53[e]	2.35	2.16	2.11	2.04	1.94
Ratio of net expenses to average net assets	1.90[e]	1.90	1.90	1.90	1.90	1.88
Ratio of net investment (loss) to average net assets	(.45)[e]	(.57)	(.43)	(.29)	(.35)	(.26)
Portfolio Turnover Rate	14.34[d]	17.14	13.28	5.31	13.81	12.14
Net Assets, end of period ($ x 1,000)	111	86	138	266	348	522

a Based on average shares outstanding.

b In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

16

Six Months Ended
	May 31, 2019	Year Ended November 30,
Class I Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	20.54	20.96	18.37	19.88	20.82	19.77
Investment Operations:
Investment income—net[a]	.06	.10	.12	.14	.15	.16
Net realized and unrealized gain (loss) on investments	(.02)	1.77	4.02	1.17	.02[b]	1.09
Total from Investment Operations	.04	1.87	4.14	1.31	.17	1.25
Distributions:
Dividends from investment income—net	(.11)	(.12)	(.15)	(.19)	(.17)	(.12)
Dividends from net realized gain on investments	(1.90)	(2.17)	(1.40)	(2.63)	(.94)	(.08)
Total Distributions	(2.01)	(2.29)	(1.55)	(2.82)	(1.11)	(.20)
Net asset value, end of period	18.57	20.54	20.96	18.37	19.88	20.82
Total Return (%)	1.25[c]	9.85	24.46	8.15	.88	6.37
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.82[d]	.82	.83	.83	.80	.78
Ratio of net expenses to average net assets	.82[d]	.82	.83	.83	.80	.78
Ratio of net investment income to average net assets	.60[d]	.51	.61	.80	.75	.77
Portfolio Turnover Rate	14.34[c]	17.14	13.28	5.31	13.81	12.14
Net Assets, end of period ($ x 1,000)	21,748	22,755	20,963	16,824	30,654	34,278

a Based on average shares outstanding.

b In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

c Not annualized.

d Annualized.

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	May 31, 2019	Year Ended November 30,
Class Y Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	20.54	20.96	18.37	19.88	20.82	19.76
Investment Operations:
Investment income—net[a]	.06	.11	.12	.14	.15	.20
Net realized and unrealized gain (loss) on investments	(.03)	1.77	4.02	1.17	.02[b]	1.06
Total from Investment Operations	.03	1.88	4.14	1.31	.17	1.26
Distributions:
Dividends from investment income—net	(.11)	(.13)	(.15)	(.19)	(.17)	(.12)
Dividends from net realized gain on investments	(1.90)	(2.17)	(1.40)	(2.63)	(.94)	(.08)
Total Distributions	(2.01)	(2.30)	(1.55)	(2.82)	(1.11)	(.20)
Net asset value, end of period	18.56	20.54	20.96	18.37	19.88	20.82
Total Return (%)	1.22[c]	9.88	24.51	8.18	.89	6.43
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.80[d]	.80	.80	.80	.79	.79
Ratio of net expenses to average net assets	.80[d]	.80	.80	.80	.79	.79
Ratio of net investment income to average net assets	.63[d]	.53	.64	.81	.76	1.03
Portfolio Turnover Rate	14.34[c]	17.14	13.28	5.31	13.81	12.14
Net Assets, end of period ($ x 1,000)	543,459	534,230	527,263	486,044	545,762	749,348

a Based on average shares outstanding.

b In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

c Not annualized.

d Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon U.S. Equity Fund (the “fund”) is a separate diversified series of BNY Mellon Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund. The fund’s investment objective is to seek long-term total return. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Walter Scott & Partners Limited the (“Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-investment adviser.

Effective June 3, 2019, the fund changed its name from Dreyfus U.S. Equity Fund to BNY Mellon U.S. Equity Fund and the Company changed its name from Strategic Funds, Inc. to BNY Mellon Strategic Funds, Inc. In addition, The Dreyfus Corporation, the fund’s investment adviser and administrator, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

20

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	549,610,950	-	-	549,610,950
Investment Companies	15,840,736	-	-	15,840,736

† See Statement of Investments for additional detailed categorizations.

At May 31, 2019, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual

22

maturity of security lending transactions are on an overnight and continuous basis. During the period ended May 31, 2019, The Bank of New York Mellon earned $13,528 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2018 was as follows: ordinary income $7,375,353 and long-term capital gains $52,486,004. The tax character of current year distributions will be determined at the end of the current fiscal year.

(f) New Accounting Pronouncements: In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended May 31, 2019 was approximately $39,560 with a related weighted average annualized interest rate of 3.42%.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from December 1, 2018 through March 29, 2020, to waive receipt of its fees and/or assume the direct expenses of the fund, so that none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .90% of the value of the fund’s average daily net assets. On or after March 29, 2020, The Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $627 during the period ended May 31, 2019.

24

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.

During the period ended May 31, 2019, the Distributor retained $1,088 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2019, Class C shares were charged $321 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2019, Class A and Class C shares were charged $1,139 and $107, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. The fund had an arrangement with the custodian to receive earnings credits when positive cash balances were maintained, which were used to offset custody fees. Effective February 1, 2019, the arrangement with the custodian changed whereby the fund will no longer receive earnings credits to offset its custody fees and will receive interest income or overdraft fees going forward. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2019, the fund was charged $2,267 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2019, the fund was charged $4,577 pursuant to the custody agreement.

During the period ended May 31, 2019, the fund was charged $5,044 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees $371,590, Distribution Plan fees $73, Shareholder Services Plan fees $263, custodian fees $3,000, Chief Compliance Officer fees $4,090 and transfer agency fees $776, which are offset against an expense reimbursement currently in effect in the amount of $70.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2019, amounted to $76,680,969 and $76,333,141, respectively.

At May 31, 2019, accumulated net unrealized appreciation on investments was $209,744,074, consisting of $225,385,474 gross unrealized appreciation and $15,641,400 gross unrealized depreciation.

At May 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

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For More Information

BNY Mellon U.S. Equity Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser

Walter Scott & Partners Limited
(Walter Scott)
One Charlotte Square
Edinburgh, Scotland, UK

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DPUAX Class C: DPUCX Class I: DPUIX Class Y: DPUYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 6011SA0519

Item 2.          Code of Ethics.

                       Not applicable.

Item 3.          Audit Committee Financial Expert.

                       Not applicable.

Item 4.          Principal Accountant Fees and Services.

                       Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                       Not applicable.

Item 6.          Investments.

(a)                  Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                       Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                       Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                       There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.               Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Strategic Funds, Inc.

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      July 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      July 26, 2019

By:         /s/ James Windels

               James Windels

               Treasurer (Principal Financial Officer)

Date:      July 26, 2019

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)